Loan ID	Lien Position	ARM or Fixed	Purpose at Origination	Occupancy at Origination	State	Credit Event Level	Credit Exceptions	Compliance Event	Compliance Exceptions	Compliance Comp Factors	Seasoning > 3 Years	S&P Compliance Loan Grade	Fitch Compliance Loan Grade	Moodys Compliance Loan Grade	DBRS Compliance Loan Grade	Morningstar Compliance Loan Grade	Subject to Predatory Lending	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan	TPR QM/ATR Status
981067416	1	Fixed	Refinance Rate/Term	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
519841980	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
195161904	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Modification Approval / Workout Agreement not provided- Modification agreement not signed by Jose M. Loyola - Rating - 3D;	2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: TIL Final not provided- Bottom of TIL cut off. Unable to verify TIL has been signed by Borrowers. - Rating - 3D;		Yes	RB	B	B	B	B	No	No	N/A	N/A
832706784	1	ARM	Purchase	Primary	xx			2
 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) TIL Finance Charge Tolerance- Under-disclosed by $514.52. Lender did not include $30 title pick up fee, $450 attorney fee or $35 wire. Purchase loan seasoned > 1 year. - Rating - 2W;
											Yes	RB	B	B	B	B	Yes	No	N/A	No
225818681	1	ARM	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
997110996	1	ARM	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
679735804	1	ARM	Refinance Rate/Term	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: Right to Cancel (RTC) not provided- - Rating - 3D;		Yes	RB	B	B	B	B	Yes	No	No	Yes
628918332	1	ARM	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
462894768	1	ARM	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
559176240	1	ARM	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
275129904	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Ohio CSPA Compliance- Missing Acknowledgement of Receipt of Home Mortgage Loan Information Document - Rating - 3D;		Yes	RB	B	B	B	B	No	No	N/A	N/A
361825212	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
410618340	1	Fixed	Refinance Rate/Term	Primary	xx		*** (OPEN) Title: Evidence of title is missing- Missing final title - Rating - 3;	2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	No
706197408	1	Fixed	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
724130232	1	Fixed	Refinance Rate/Term	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
116643324	1	Fixed	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
675209808	1	Fixed	Purchase	Primary	xx			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	No	No	N/A	N/A
226829232	1	Fixed	Refinance Cash-out - Other	Investment	xx	3		1			No	RA	A	A	A	A	Yes	No	N/A	No	N/A
841503264	1	Fixed	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/27/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
712824756	1	Fixed		Second Home	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Document: Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Document: TIL Final not provided - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	UTD		N/A	N/A
629977304	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Final Title Policy is Missing - EV1	3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Unable to test HELOC Brochure due to missing information. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
889763952	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure: Unable to test HELOC Brochure due to missing information. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Unable to determine construction status, compliance results were generated using a defaulted value of Existing.: Valuation Type: Stated / Valuation Report Date: 10/24/2005 - EV2

*** (OPEN) Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 10/24/2005 - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
243902400	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
870971472	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Unable to test HELOC Brochure due to missing information. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
396821208	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Final Title Policy is Missing - EV1	3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Unable to test HELOC Brochure due to missing information. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
753278568	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/7/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/7/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
869092224	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $46,713.21 is underdisclosed from calculated Finance Charge of $46,767.10 in the amount of $53.89. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
607716816	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/28/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
303848412	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/26/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
726609240	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
168542556	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
188354628	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
969282132	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
306597312	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Unable to test HELOC Brochure due to missing information. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of  xx/xx/xxxx. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
220991568	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Flood Certificate Error: Certificate Number was not provided. - EV2 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
819562044	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
340585520	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/3/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/3/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
327448968	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
767502876	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/17/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
633726408	2	Fixed		UTD	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Missing Document: Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Document: TIL Final not provided - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
552189036	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
335555724	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
919492056	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
857246964	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
765953496	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 9.37510% is underdisclosed from calculated APR of 9.75031% outside of 0.125% tolerance. - EV2
										TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
560615664	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.54400% is underdisclosed from calculated APR of 7.09429% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $269,854.91 is underdisclosed from calculated Finance Charge of $302,231.56 in the amount of $32,376.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
333016740	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
887654796	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
465983532	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/14/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
363721853	1	Fixed	Refinance Cash-out - Other	Second Home	xx			2
 *** (OPEN) TIL APR Tolerance
- Finance charges under disclosed by $364.59 - due to the fees - missing itemization. - Rating - 3;  *** (OPEN) TIL Finance Charge Tolerance- Finance charges under disclosed by $364.59 - due to the fees - missing itemization. - Rating - 3;
											Yes	RB	B	B	B	B	No	No	N/A	N/A
815413704	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $118,154.18 is underdisclosed from calculated Finance Charge of $118,337.85 in the amount of $183.67. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
892632804	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
820933993	1	Fixed	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	No
235285848	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
712974696	1	Fixed	Refinance Rate/Term	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
203891160	1	ARM	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
793642416	1	ARM	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
894152196	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $46,355.09 is underdisclosed from calculated Finance Charge of $46,458.51 in the amount of $103.42. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
456807204	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
996861096	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (CLEARED) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1

*** (CLEARED) Illinois 2004 High Risk Consumer Caution: Illinois High Risk Home Loan:  Borrower not provided with Consumer Caution Notice. - EV1

*** (CLEARED) Illinois APR Threshold: Illinois High Risk Home Loan Act: APR Threshold is exceeded by .25691%. APR of 10.97691% exceeds a threshold of 10.72000% based on the US Treasury for comparable maturities of 4.72000% plus jurisdiction allowable margin of 6.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) Illinois High Risk MAP Disclosure: Illinois High Risk Home Loan: Borrower not notified of right to participate in Mortgage Awareness Program ("MAP"). - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/4/2007 which is 0 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  4/4/2007. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
788814348	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/8/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 11/8/2006. - EV2

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
											Yes	RD	D	D	D	D	Yes	No	No	No
312794832	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/16/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 9.44700% is underdisclosed from calculated APR of 10.08921% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $47,289.91 is underdisclosed from calculated Finance Charge of $48,979.92 in the amount of $1,690.01. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
429438156	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
770181804	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $219,893.26 is underdisclosed from calculated Finance Charge of $219,997.92 in the amount of $104.66. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
535035900	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $463,053.41 is underdisclosed from calculated Finance Charge of $463,593.47 in the amount of $540.06. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
164172008	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $344,653.76 is underdisclosed from calculated Finance Charge of $345,523.80 in the amount of $870.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
758576448	1	Fixed	Refinance	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $180,894.21 is underdisclosed from calculated Finance Charge of $181,144.33 in the amount of $250.12. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
769242180	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $114,384.45 is underdisclosed from calculated Finance Charge of $115,434.31 in the amount of $1,049.86. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
902044055	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
583666440	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $326,699.97 is underdisclosed from calculated Finance Charge of $327,000.05 in the amount of $300.08. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
328999550	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $233,425.68 is underdisclosed from calculated Finance Charge of $234,342.47 in the amount of $916.79. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
450369780	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $411,931.45 is underdisclosed from calculated Finance Charge of $412,976.68 in the amount of $1,045.23. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
432259850	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $545,961.11 is underdisclosed from calculated Finance Charge of $546,806.30 in the amount of $845.19. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
898940280	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $426,474.77 is underdisclosed from calculated Finance Charge of $426,969.50 in the amount of $494.73. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
870431688	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
624060276	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
643482504	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $371,561.67 is underdisclosed from calculated Finance Charge of $372,361.39 in the amount of $799.72. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	C	C	C	C	Yes	N/A	N/A	No
489833988	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $301,681.30 is underdisclosed from calculated Finance Charge of $302,066.00 in the amount of $384.70. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
990193764	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $142,209.05 is underdisclosed from calculated Finance Charge of $143,164.15 in the amount of $955.10. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
279808032	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
885165792	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $190,435.28 is underdisclosed from calculated Finance Charge of $191,335.43 in the amount of $900.15. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
213724476	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $265,736.98 is underdisclosed from calculated Finance Charge of $266,487.03 in the amount of $750.05. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
266093520	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
224270256	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $202,946.20 is underdisclosed from calculated Finance Charge of $203,236.02 in the amount of $289.82. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
300599712	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $301,824.92 is underdisclosed from calculated Finance Charge of $302,914.72 in the amount of $1,089.80. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
810455688	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
930277740	1	Fixed	Refinance	UTD	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 5/19/1992 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/19/1991.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
209766060	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  6/2/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
956107404	1	ARM		UTD	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Document: Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Document: TIL Final not provided - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	UTD		N/A	N/A
937404888	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
587105064	1	Fixed	Refinance	UTD	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 7/31/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
869236258	1	Fixed		UTD	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Document: Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Document: TIL Final not provided - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	UTD		N/A	N/A
294552132	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 5/28/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/28/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
590243808	1	ARM	Purchase	UTD	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  8/5/1990 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  3/5/1990.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
318035333	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 6.37500% is underdisclosed from calculated APR of 6.50371% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $134,579.53 is underdisclosed from calculated Finance Charge of $136,021.39 in the amount of $1,441.86. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
452578896	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
797011068	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/16/2007. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
921981060	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
344492148	1	Fixed	Refinance Rate/Term	Primary	xx			2	*** (OPEN) Missing Document: TIL Final not provided- - Rating - 3D; *** (OPEN) Missing Document: Right to Cancel (RTC) not provided- - Rating - 3D;		Yes	RB	B	B	B	B	Yes	No	No	No
502978728	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
691410335	1	Fixed	Refinance Streamlined	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
478818396	1	Fixed	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
219622116	1	Fixed	Refinance Cash-out - Other	Primary	xx			3
 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received. - Rating - 3D;  *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided-  - Rating - 3D;
											Yes	RC	C	C	C	C	Yes	No	No	No
824660004	1	Fixed	Refinance Rate/Term	Primary	xx		*** (OPEN) Missing Document: Modification Approval / Workout Agreement not provided- Tape data advises modification "no" however, the maturity date matches a mod commitment dated xx/xx/xxxx (after the signed modification in the file) found on page 11. The modification agreement for this mod is missing. - Rating - 3D;	1			Yes	RA	A	A	A	A	Yes	No	No	No
908976264	1	Fixed	Refinance Rate/Term	Primary	xx			3
 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided-  - Rating - 3D;  *** (OPEN) TIL Finance Charge Tolerance- Under-disclosed $172.17.  Refinance loan seasoned > 3 yrs. - Rating - 2W;
											Yes	RC	C	C	C	C	Yes	No	No	No
272231064	1	Fixed	Refinance Streamlined	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
430011131	1	Fixed	Refinance Rate/Term	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
718605866	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/17/2003. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.42800% is underdisclosed from calculated APR of 6.71149% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $446,346.00 is underdisclosed from calculated Finance Charge of $473,481.72 in the amount of $27,135.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
600489708	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
214204284	1	Fixed	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance- Underdisclosed by $274.01. Lender did not include $22 subordination fee and $250 attorney's fees. Seasoned > 3 years - Refinance - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	N/A
326365545	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
548760408	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;	2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
672790776	1	ARM	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
515753616	1	Fixed	Refinance	Primary	xx			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
189704088	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
824640012	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Rhode Island TNB Disclosure: Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Rhode Island Application Disclosure: Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV2

*** (OPEN) Rhode Island High Cost Analysis: Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV2

*** (OPEN) Rhode Island Home Loan Disclosure: Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV2

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
											Yes	RC	C	C	C	C	Yes	No	No	No
313834416	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
439933956	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/7/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
534056292	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
737364936	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
548999682	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/7/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
280777644	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
855997464	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/6/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/6/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
424560108	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $160,939.01 is underdisclosed from calculated Finance Charge of $161,025.49 in the amount of $86.48. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
674300172	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
250339824	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/28/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
914174184	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/12/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
362584908	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/7/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
395421768	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
301159488	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal Flood Disclosure Status: Unable to determine compliance of Notice of Special Flood Hazard Disclosure due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/12/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
222910800	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/5/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/5/2005. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
195401808	1	Fixed	Purchase	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
321451368	1	Fixed	Purchase	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	N/A	No
432486936	1	Fixed	Construction-Permanent	Primary	xx			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	No	No	N/A	N/A
933826320	1	Fixed	Refinance Rate/Term	Primary	xx			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
980007840	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
423880380	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Demand Clause: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
259636104	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
933716364	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
430897572	2	Fixed	Refinance	Primary	xx			3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
261865212	1	Fixed		UTD	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Document: Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Document: TIL Final not provided - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
309706068	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
144272268	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/24/2007. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

*** (CLEARED) West Virginia 100% CLTV: Unable to determine LTV/CLTV due to missing information. - EV1

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
942232956	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV3

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
740393724	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - subject to a 1 year SOL for affirmative claims under TILA
											Yes	RB	B	B	B	B	Yes	No	No	No
487414956	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
691956309	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
903498456	1	ARM	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
498120672	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RC	C	C	C	C	Yes	No	No	No
806637216	1	Fixed	Refinance	Primary	xx			3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
333246826	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/20/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $973,210.30 is underdisclosed from calculated Finance Charge of $973,710.84 in the amount of $500.54. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
510125868	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
996721152	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $36,398.92 is underdisclosed from calculated Finance Charge of $36,638.93 in the amount of $240.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
688884336	1	Fixed	Refinance Streamlined	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
751589817	1	Fixed	Refinance Rate/Term	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
549869964	1	Fixed	Refinance Rate/Term	Primary	xx			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
768232584	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
966603204	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
758716392	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $79,439.73 is underdisclosed from calculated Finance Charge of $79,594.24 in the amount of $154.51. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
851979072	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
612661346	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) TIL Finance Charge Tolerance- Underdisclosed $549.18 purchase loan seasoned > 1 year - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	N/A	No
932057028	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/25/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
194092332	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
907716768	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Massachusetts Borrower's Interest Test Safe Harbor 2004: Massachusetts Home Loan:  Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
											Yes	RC	C	C	C	C	Yes	No	No	No
851459280	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $142,684.25 is underdisclosed from calculated Finance Charge of $143,014.45 in the amount of $330.20. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
876209376	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
631277388	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $324,028.78 is underdisclosed from calculated Finance Charge of $325,110.54 in the amount of $1,081.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
762964692	1	Fixed	Refinance Cash-out - Other	Primary	xx			2
 *** (OPEN) TIL Finance Charge Tolerance- Underdisclosed $42.38. Appears to be caused by the payment stream. TIGRE calculates a payment of $4,072.05, the Note and TIL show a payment of $4,071.93. Subject is a DSI loan. - Rating - 3;
											Yes	RB	B	B	B	B	Yes	No	No	N/A
266403396	1	Fixed	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
230047944	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
997180968	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/10/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
982496844	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/21/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
453138672	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
752973012	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
807886716	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/8/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
712714800	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
300339816	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/15/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
141693300	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
237065136	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/6/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/6/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $231,602.66 is underdisclosed from calculated Finance Charge of $231,872.84 in the amount of $270.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
437604888	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
722710800	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/30/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
881857116	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
597320976	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698420520	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
933436476	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $42,393.35 is underdisclosed from calculated Finance Charge of $42,660.09 in the amount of $266.74. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
177059148	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
740693604	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/5/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
424782380	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
118384145	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $171,567.21 is underdisclosed from calculated Finance Charge of $171,682.44 in the amount of $115.23. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
803058648	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
132007176	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/17/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
263484564	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Massachusetts Borrower's Interest Test Safe Harbor 2004: Massachusetts Home Loan:  Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RC	C	C	C	C	Yes	No	No	No
727548864	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
782063920	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/15/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/15/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
125579748	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
724360140	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
358456560	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
659196216	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/6/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2005. - EV2

*** (CLEARED) Initial GFE not provided - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  5/6/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 12/6/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1
											Yes	RC	C	C	C	C	Yes	No	No	N/A
735475692	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/6/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
400239840	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
504098280	1	ARM	Refinance	Primary	xx			2	*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
507756816	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
830637612	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/4/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/4/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
628018692	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
103398624	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
652496449	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
580977516	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
596721216	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
232966776	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/4/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/4/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $113,950.46 is underdisclosed from calculated Finance Charge of $114,350.33 in the amount of $399.87. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
881587224	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
452309004	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act:  Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
957067020	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 5/21/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
313914384	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
549989916	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
379358196	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
774390120	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
828828336	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE vs HUD Block 8: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 2009 Compliance: Truth in Lending Act (Early TIL Disclosure): Not Compliant - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
937444872	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $192131.12 is underdisclosed from calculated Finance Charge of $192514.10 in the amount of $382.98. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
677089056	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV3

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
941983056	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV3

*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
648300576	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
773830344	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL-MDIA 2009 Compliance: Truth in Lending Act (Early TIL Disclosure): Not Compliant - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
940593612	1	ARM	Refinance	Primary	xx			2
*** (OPEN) RESPA 2010 GFE To Actual Maximum Payment: RESPA (2010): Maximum payment on GFE does not match actual maximum payment. - EV2

*** (OPEN) RESPA 2010 HUD To Actual Maximum Payment: RESPA (2010): Maximum payment on Final HUD-1 does not match actual maximum payment. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
173340636	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $127248.48 is underdisclosed from calculated Finance Charge of $127482.17 in the amount of $233.69. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
660915528	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual First Change Date: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Maximum Rate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate. - EV2

*** (OPEN) RESPA 2010 GFE To Actual Monthly Amount Rise: RESPA (2010): GFE indicates that payments cannot rise on loan containing increasing payments. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Interest Rate Rise: RESPA (2010): "Can your interest rate rise?" on Final HUD-1 does not match Amortization type for loan. - EV2

*** (OPEN) RESPA 2010 HUD To Actual Monthly Amount Rise: RESPA (2010): Final HUD-1 indicates that payments cannot rise on loan containing increasing payments. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Inital payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $233030.44 is underdisclosed from calculated Finance Charge of $240030.88 in the amount of $7000.44. - EV2

*** (OPEN) TIL-MDIA 2009 Compliance: Truth in Lending Act (Early TIL Disclosure): Not Compliant - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
642999423	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE vs HUD Block 1: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE vs HUD Block 8: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 5.18500% is underdisclosed from calculated APR of 5.38973% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $210042.43 is underdisclosed from calculated Finance Charge of $214992.82 in the amount of $4950.39. - EV2

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	No	No	N/A
729238188	1	ARM	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
384895980	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
107916816	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
536905152	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
338644488	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $259974.99 is underdisclosed from calculated Finance Charge of $260442.59 in the amount of $467.60. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
910502032	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
160695696	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
122111136	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
865273752	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
341563320	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
128698500	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
934865904	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
892402896	1	Fixed	Purchase	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Initial Loan Application Status Test - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
876979068	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
992802720	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
429478140	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) HUD Error: Disbursement date is earlier than right to cancel expiration date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of  xx/xx/xxxx. - EV2

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
872240964	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
698770380	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
549630060	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	No
334346208	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
735725592	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
417123084	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	No
146389507	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx 12:00:00 AM, prior to three (3) business days from transaction date of xx/xx/xxxx XX:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
450082523	1	Fixed	Refinance	Primary	xx		*** (OPEN_UNABLE_TO_CLEAR) Missing Document: Modification not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/21/2005 which is 30 days prior to the note date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx 12:00:00 AM, prior to three (3) business days from transaction date of xx/xx/xxxx XX:00:00 AM. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
919122204	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Third Party Fees: Michigan Consumer Mortgage Protection Act:  Borrower charged for products or services not provided or not charged actual amount for third party fee. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
244112316	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
699849948	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
750279768	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
725449704	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
724690008	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
200319840	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2

*** (OPEN) RESPA Question Affiliated Business Arrangement: Unable to determine if an Affiliated Business Arrangement exists due to missing information. - EV1
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
319622100	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
303828420	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
703398528	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
378658476	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
173150712	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
117572952	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
177998772	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
275419788	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
664464108	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Rhode Island Application Disclosure: Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island High Cost Analysis: Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3

*** (OPEN) Rhode Island Home Loan Disclosure: Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
210645708	1	Fixed	Purchase	Primary	xx			1			Yes	RB	B	B	B	B	Yes	N/A	N/A	No
354688068	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
123650520	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $356632.37 is underdisclosed from calculated Finance Charge of $356917.99 in the amount of $285.62. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx XX:00:00:00:00 AM, prior to three (3) business days from transaction date of xx/xx/xxxx XX:00:00:00:00 AM. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
199060344	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
747201000	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
493512516	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
546911148	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
298070724	1	Fixed	Refinance	Primary	xx		*** (OPEN_UNABLE_TO_CLEAR) Missing Document: Modification not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
796691196	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Initial Loan Application Status Test - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
666473304	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Nevada HL Ability to Repay-2007: Nevada Home Loan:  Home loan made without determining that borrower has the ability to repay the home loan. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
548500512	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
878268552	1	ARM	Purchase	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
494375805	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/14/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
587324976	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (CLEARED) Federal HOEPA APR Threshold: Truth in Lending Act (HOEPA): APR Threshold is exceeded by ..13840%. APR of 12.69840% exceeds a threshold of 12.56000% based on the US Treasury for comparable maturities of 4.56000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) Federal HOEPA Disclosures: Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2008 which is 2 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 2/14/2008. - EV1

*** (CLEARED) Ohio APLS Counseling Received: Unable to test state disclosure due to missing information. - EV1

*** (CLEARED) Ohio APLS High Cost Disclosure: Ohio Covered Loan: Required high-cost disclosure terms not provided to borrower. - EV1

*** (CLEARED) Ohio APLS Mortgage Disclosure Missing: Ohio Covered Loan: Borrower not provided with mortgage loan origination disclosure statement in accordance with division (A)(1) of section 1322.062 of the Revised Code. - EV1

*** (CLEARED) Ohio APR Threshold: Ohio Anti-Predatory Lending Act: APR Threshold is exceeded by .13840%. APR of 12.69840% exceeds a threshold of 12.56000% based on the US Treasury for comparable maturities of 4.56000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1

*** (CLEARED) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
											Yes	RB	B	B	B	B	Yes	No	No	No
786635220	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
538954332	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
296291436	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
218852424	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) North Carolina CHL Tangible Net Benefit: North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RC	C	C	C	C	Yes	No	No	No
104977992	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/13/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
208796448	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $403,774.88 is underdisclosed from calculated Finance Charge of $404,266.55 in the amount of $491.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
841004453	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $385967.13 is underdisclosed from calculated Finance Charge of $386097.99 in the amount of $130.86. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
762654816	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
996291324	1	Fixed	Refinance	Primary	xx		*** (OPEN_UNABLE_TO_CLEAR) Missing Document: Modification not provided - EV3	2	*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
136645320	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing all loan applications. - EV3 *** (CLEARED) Missing Document: Modification not provided - EV1	2
*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Interest Rate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) Vermont Disclosure: Vermont Interest Act:  Vermont Disclosure not provided to loan applicant. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
594442128	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial Loan Application Status Test - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
687620472	1	Fixed	Refinance Rate/Term	Primary	xx			2
 *** (OPEN) TIL Finance Charge Tolerance- Under-disclosed $220.28.  Per Itemization, lender did not include settlement fees in prepaid finance charges.  Refinance loan seasoned > 3 yrs. - Rating - 2W;  *** (OPEN) Missing Document: Right to Cancel (RTC) not provided-  - Rating - 3D;
											Yes	RB	B	B	B	B	Yes	No	No	N/A
541023504	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
475119876	1	ARM	Construction-Permanent	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $450,224.51 is underdisclosed from calculated Finance Charge of $452,923.04 in the amount of $2,698.53. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
135095697	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information. - EV3

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/7/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  2/7/2006. - EV2

*** (OPEN) Massachusetts Borrower's Interest Test Safe Harbor 2004: Massachusetts Home Loan:  Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - subject to a 1 year SOL for affirmative claims under TILA
											Yes	RC	C	C	C	C	Yes	No	No	No
664034280	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
885255756	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
445591692	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial Loan Application Status Test - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
347271036	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  3/9/2009 which is 30 days prior to the note date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
972970656	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
672940716	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) Initial Loan Application Status Test - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $291646.72 is underdisclosed from calculated Finance Charge of $292127.39 in the amount of $480.67. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512774808	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial Loan Application Status Test - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
507846780	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 8/19/2007 which is 30 days prior to the note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
515033904	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
945811524	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 8/20/2012 which is 30 days prior to the note date. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA 2010 Initial Escrow Account Disclosure: RESPA (2010): Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 3.94800% is underdisclosed from calculated APR of 4.38277% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $139799.08 is underdisclosed from calculated Finance Charge of $151300.54 in the amount of $11501.46. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
105587748	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/13/2003 which is 30 days prior to the note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
276979164	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
431507328	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
517442940	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $110140.39 is underdisclosed from calculated Finance Charge of $110549.47 in the amount of $409.08. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
449440152	1	Fixed	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/26/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
507696840	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
784526064	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
474300204	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
145061952	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
127938804	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $421533.41 is underdisclosed from calculated Finance Charge of $422142.66 in the amount of $609.25. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
505396485	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
945051828	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 11/16/2009 which is 30 days prior to the note date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
379198260	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/14/2009 which is 30 days prior to the note date. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
266123508	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
592879375	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Compliant: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) Ohio CSPA Closing Disclosure Timing: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit: Ohio Consumer Sales Practices Act: Mortgage loan refinanced does not have a tangible net benefit to the borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
772820748	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 10/13/2008 which is 30 days prior to the note date. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
786376030	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
880377708	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 3/31/2007 which is 30 days prior to the note date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
131997180	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
492253020	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
230327832	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  3/8/2008 which is 30 days prior to the note date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
366043524	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
269272248	1	Fixed	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
537604872	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
401159472	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2003. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
609336168	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
810445692	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
283834353	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
145561752	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
867970840	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) RESPA 2010 GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) HUD Error: An escrow account is disclosed on page 3 of the HUD and escrow types were not identified. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
289903992	1	Fixed	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
424280220	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
479308200	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
846356478	1	Fixed	Refinance	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
844256578	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
567163044	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Cook County HB 4050: IL Cook County (HB 4050) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $170,036.24 is underdisclosed from calculated Finance Charge of $170,119.87 in the amount of $83.63. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	No	No	No
404558112	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $110,204.40 is underdisclosed from calculated Finance Charge of $110,351.09 in the amount of $146.69. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
806597232	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
553038696	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
139514172	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
263774448	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681967104	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
210525756	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
483806400	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/31/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
661855152	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
601899144	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $92,622.74 is underdisclosed from calculated Finance Charge of $92,864.28 in the amount of $241.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
882696780	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/2/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/1/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $18,614.99 is underdisclosed from calculated Finance Charge of $18,707.65 in the amount of $92.66. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
721731192	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/8/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
822500868	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
183796452	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
601639248	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/15/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
250099920	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx , prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
161795256	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
102648924	1	ARM	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
284825871	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
815293752	2	Fixed	Purchase	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/15/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
486955140	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/6/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/6/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
837604824	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $152,431.76 is underdisclosed from calculated Finance Charge of $154,702.17 in the amount of $2,270.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
470261820	1	Fixed	Refinance Rate/Term	Primary	xx		*** (OPEN) Title: Evidence of title is missing- Commitment in file - Rating - 2;	2	*** (OPEN) Missing Document: TIL Final not provided- - Rating - 3; *** (OPEN) Missing Document: Right to Cancel (RTC) not provided- - Rating - 3;		Yes	RB	B	B	B	B	Yes	No	No	N/A
748720392	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/6/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/6/2006. - EV2
											Yes	RD	D	D	D	D	Yes	N/A	N/A	No
818272560	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/13/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
502255908	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
275859612	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/22/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
585205824	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/22/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
924370104	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/25/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
112644924	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
629528088	1	Fixed	Refinance Cash-out - Other	Primary	xx			2
 *** (OPEN) RESPA 2010 GFE Provided Date- Application date was 5/28/2010, earliest GFE in file is dated xx/xx/xxxx - Rating - 3;  *** (OPEN) RESPA 2010 GFE Status- Missing Change of Circumstance forms dated xx/xx/xxxx  and xx/xx/xxxx  - Rating - 3D;  *** (OPEN) RESPA 2010 GFE Comparison- Missing GFE dated xx/xx/xxxx(re-disclosed TIL in file dated 7/26/2010) - Rating - 3;  *** (OPEN) Initial GFE not provided- dated xx/xx/xxxx  - Rating - 3D;
											Yes	RB	B	B	B	B	Yes	No	No	No
158961517	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $105,044.29 is underdisclosed from calculated Finance Charge of $105,335.63 in the amount of $291.34. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
451729236	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
804148212	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
649284515	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RTC Error:  Right to Cancel expiration date is blank. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
345341808	2	Fixed	Purchase	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $49,718.59 is underdisclosed from calculated Finance Charge of $49,818.60 in the amount of $100.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
136325448	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Document: Incomplete loan images/file - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) TIL Rescission Timing: Unable to test rescission due to missing information. - EV1

*** (CLEARED) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

*** (CLEARED) Unable to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV1
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
635465712	1	ARM	Refinance	Primary	xx			2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $823,112.36 is underdisclosed from calculated Finance Charge of $823,184.82 in the amount of $72.46. - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV1
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
643702416	1	Fixed			xx			3
*** (OPEN_UNABLE_TO_CLEAR) Missing Document: Incomplete loan images/file - EV3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
192323040	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3	*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
625679628	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1
*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
											Yes	RA	A	A	A	A	Yes	N/A	N/A	No
643822368	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/8/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/8/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
759266172	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
977688768	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
682926720	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
549550092	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
323140692	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
613914336	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
108086748	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/28/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
744682008	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
692712804	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
484726032	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
632147040	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
529478124	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
397820808	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
590953524	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512344980	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
287712777	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
869781948	1	Fixed	Refinance	Primary	xx		*** (CLEARED) Missing Document: Modification not provided - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
296161488	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
829490860	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
384546120	1	Fixed	Refinance Rate/Term	Primary	xx			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
868702380	1	Fixed	Refinance Streamlined	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
297281040	1	Fixed	Refinance Streamlined	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
114784068	1	Fixed	Refinance Streamlined	Primary	xx		*** (OPEN) Title: Evidence of title is missing- - Rating - 3D;	3
 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) Missing Document: TIL Final not provided-  - Rating - 3D;  *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided-  - Rating - 3D;  *** (OPEN) Initial TIL not provided- Missing initial TIL dated within 3 gneral business days of the application date and any redisclosed TIL's. - Rating - 3D;  *** (OPEN) Initial GFE not provided- Missing GFE dated within 3 general business days of the application date and any re-disclosed GFE's and corresponding COC forms. - Rating - 3D;
											Yes	RC	C	C	C	C	Yes	No	No	No
994432068	1	ARM	Purchase	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/18/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
557024039	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
733416516	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/4/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/4/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
561654506	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
382047120	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $108,068.21 is underdisclosed from calculated Finance Charge of $108,173.62 in the amount of $105.41. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
368662476	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/13/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
693412524	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
724929912	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
480304649	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
867582828	1	Fixed	Purchase	Second Home	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
824879916	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
841613220	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,055,211.53 is underdisclosed from calculated Finance Charge of $1,056,987.57 in the amount of $1,776.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
316633878	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/19/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
698670420	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $697,086.34 is underdisclosed from calculated Finance Charge of $710,103.55 in the amount of $13,017.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
525689640	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
154598136	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
600979511	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/5/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/5/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
661412807	1	Fixed	Refinance Rate/Term	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
729358140	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/12/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $635,165.11 is underdisclosed from calculated Finance Charge of $646,434.44 in the amount of $11,269.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
117313056	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
176459388	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/17/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
431227440	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $84,682.59 is underdisclosed from calculated Finance Charge of $84,982.50 in the amount of $299.91. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
672400932	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
461905164	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
327129096	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/26/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $174,596.78 is underdisclosed from calculated Finance Charge of $174,701.43 in the amount of $104.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
910095816	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,020,868.85 is underdisclosed from calculated Finance Charge of $1,021,256.92 in the amount of $388.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
734256180	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/2/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
500079888	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
262105116	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
368242644	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
513644460	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/16/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
624020292	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/21/2006. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 6.64100% is underdisclosed from calculated APR of 6.79777% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $222,395.13 is underdisclosed from calculated Finance Charge of $225,108.95 in the amount of $2,713.82. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
577738812	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
607686828	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/9/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/5/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $147,956.59 is underdisclosed from calculated Finance Charge of $148,153.76 in the amount of $197.17. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
315803628	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $593,862.29 is underdisclosed from calculated Finance Charge of $599,116.47 in the amount of $5,254.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
532257012	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/27/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
442203048	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/1/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/25/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
571353574	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $211,576.07 is underdisclosed from calculated Finance Charge of $211,781.71 in the amount of $205.64. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
256542957	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
410285820	1	ARM	Refinance Rate/Term	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
918872304	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
366443364	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
264164292	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
127778868	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
415103892	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
751592556	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
146031564	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
617642844	1	ARM	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
605237808	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
506917152	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/15/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $151,886.74 is underdisclosed from calculated Finance Charge of $154,193.72 in the amount of $2,306.98. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
618142644	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
913554432	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
667203012	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	Yes	N/A	N/A	No
229238268	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $149,883.37 is underdisclosed from calculated Finance Charge of $150,997.41 in the amount of $1,114.04. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
287834820	1	ARM	Refinance	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
347131092	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
762414912	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  9/4/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  4/4/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
373530528	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
514144260	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/3/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
914344116	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
225899025	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	No
938954268	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/7/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
697958371	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
419032320	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
231457380	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/26/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
559256208	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
142273068	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
421551312	1	ARM	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
262835353	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
746411316	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
448900368	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/12/2001. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
741293364	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
810325740	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
222061140	1	ARM	Refinance Rate/Term	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
707936712	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
793842336	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Status: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) Federal HELOC Agreement Timing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
274330224	1	ARM	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
126299460	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/24/2002. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.47700% is underdisclosed from calculated APR of 5.77097% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $144,978.11 is underdisclosed from calculated Finance Charge of $149,448.15 in the amount of $4,470.04. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
638364552	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/25/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $669,945.68 is underdisclosed from calculated Finance Charge of $670,352.96 in the amount of $407.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
714194208	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/7/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/27/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
684416124	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
360615696	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
718622436	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
151319448	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/19/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
534955932	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
740293764	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/9/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/22/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
348810420	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/22/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
219652104	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
325949568	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
982896684	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
915593616	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
277958772	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
145211892	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/26/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
621591264	1	Fixed	Refinance	Primary	xx			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
189184296	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
266513352	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
800419704	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/5/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/5/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
218052744	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
835825536	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
397550916	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
486325392	2	Fixed	Purchase	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 8.48500% is underdisclosed from calculated APR of 8.84361% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $36,609.01 is underdisclosed from calculated Finance Charge of $37,485.62 in the amount of $876.61. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
391293420	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
510405756	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
397430964	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/18/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
245851620	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/18/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
350799624	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/18/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
600723871	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/13/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
601349364	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal Flood Disclosure Status: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 5/30/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
208956384	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
329758044	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/13/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
456017520	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Compliant: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
639797532	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
148850436	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
869741964	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
838984272	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
385335804	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
156044482	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	3
*** (OPEN) Last Transaction Date Missing: Last Transaction Date was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Lender / Broker Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC fees imposed by creditor to open, use, or maintain plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement. - EV2

*** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/23/2006. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
866743164	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
364164276	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
179188296	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
617623501	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
538754412	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
399060312	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Federal HELOC Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
190633716	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/21/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
866733168	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
337714860	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial Application Indicated ARM Product: Unable to determine if the Intiial Loan Application indicated the loan was an Adjustable Rate Mortgage due to missing information. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
912904692	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
748090644	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $93,422.96 is underdisclosed from calculated Finance Charge of $93,502.24 in the amount of $79.28. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	No	No	No
788074644	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
900269748	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
644921928	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
287644896	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RTC Error:  Right to Cancel signature date is blank. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
830605402	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

*** (CLEARED) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
144352236	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (CLEARED) Last Transaction Date Missing: Last Transaction Date was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
407716848	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
982976652	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
207047148	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
240238900	1	ARM	Purchase	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
596501304	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
229668096	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
494712036	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $250,083.97 is underdisclosed from calculated Finance Charge of $250,303.98 in the amount of $220.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
400979544	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
143332644	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/31/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
910705572	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
648010692	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $77,516.73 is underdisclosed from calculated Finance Charge of $77,616.74 in the amount of $100.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
842279933	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $109,370.61 is underdisclosed from calculated Finance Charge of $109,619.16 in the amount of $248.55. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
335705664	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
296501352	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.67000% is underdisclosed from calculated APR of 7.95613% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $215,780.59 is underdisclosed from calculated Finance Charge of $227,298.55 in the amount of $11,517.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698000688	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $85,388.39 is underdisclosed from calculated Finance Charge of $85,743.70 in the amount of $355.31. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
823890312	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $538,027.61 is underdisclosed from calculated Finance Charge of $538,384.77 in the amount of $357.16. - EV2

*** (OPEN) Initial Application Indicated ARM Product: Unable to determine if the Intiial Loan Application indicated the loan was an Adjustable Rate Mortgage due to missing information. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
187744872	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance- Finance charge under-disclosed by $691.42 due to lender's failure to include attorney fee and escrow service fee in calculation. - Rating - 3;		Yes	RB	B	B	B	B	No	No	N/A	N/A
953708364	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
525159852	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
196281456	1	Fixed	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
740839242	1	Fixed	Refinance Rate/Term	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
955877496	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
314338596	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
617133048	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
906477264	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/6/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/6/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
464104284	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
546801192	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/4/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $222,514.41 is underdisclosed from calculated Finance Charge of $225,568.36 in the amount of $3,053.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
238764456	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
956887092	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2006. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
694672020	1	ARM	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
753908316	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal Flood Disclosure Status: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
523890360	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $238,818.35 is underdisclosed from calculated Finance Charge of $239,100.11 in the amount of $281.76. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
122600940	2	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/4/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/4/2006. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
174570144	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
502944310	2	Fixed	Purchase	Second Home	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
240843624	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
840613620	1	Fixed	Refinance Streamlined	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
250709676	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
341963160	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
679038276	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
904588531	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
663734400	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
875639604	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
649540080	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
124673802	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/9/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/9/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
730877532	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $92,969.68 is underdisclosed from calculated Finance Charge of $93,339.69 in the amount of $370.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
405417768	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/28/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
219572136	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $182,897.60 is underdisclosed from calculated Finance Charge of $183,239.27 in the amount of $341.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
889344120	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/7/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
197780856	2	Fixed	Refinance	Primary	xx			2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
779188200	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 3/20/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/20/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
157107132	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $539,080.02 is underdisclosed from calculated Finance Charge of $541,391.35 in the amount of $2,311.33. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	No	No	No
614594064	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
971641188	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
329388192	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
956557224	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
637158962	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
350609700	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
678918324	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
939893892	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 07/29/2004 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $169,111.86 is underdisclosed from calculated Finance Charge of $170,279.45 in the amount of $1,167.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
316463364	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/5/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $495,530.11 is underdisclosed from calculated Finance Charge of $495,655.12 in the amount of $125.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
590703624	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on  xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
131897220	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/2/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $80,206.78 is underdisclosed from calculated Finance Charge of $80,264.31 in the amount of $57.53. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
154408212	1	ARM	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance- Under disclosed $634.36 - Rating - 3;		Yes	RB	B	B	B	B	Yes	No	No	No
237984768	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
235724731	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Federal Flood Disclosure Status: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/5/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/5/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
953108604	1	Fixed	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- FACTA disclosure not provided. - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	No
733056660	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.57900% is underdisclosed from calculated APR of 9.24838% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $95,582.65 is underdisclosed from calculated Finance Charge of $99,609.27 in the amount of $4,026.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
598432725	1	Fixed	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
939853908	1	Fixed	Refinance	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
432257028	1	Fixed	Refinance Rate/Term	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
817762764	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/2/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/2/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
555547692	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/8/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/6/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
248280648	1	ARM	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	No
964304124	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $87,680.68 is underdisclosed from calculated Finance Charge of $88,453.27 in the amount of $772.59. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
756077448	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $186,704.11 is underdisclosed from calculated Finance Charge of $187,129.04 in the amount of $424.93. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
776489280	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $513,607.93 is underdisclosed from calculated Finance Charge of $523,162.18 in the amount of $9,554.25. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
366813216	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $292,360.76 is underdisclosed from calculated Finance Charge of $298,325.45 in the amount of $5,964.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
281707272	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
800929500	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/2006. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
701519280	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
497480928	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/29/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
956057424	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3	*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3		Yes	RD	C	C	C	C	Yes	N/A	N/A	No
511885164	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $593,616.03 is underdisclosed from calculated Finance Charge of $594,536.70 in the amount of $920.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
212215080	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $118,712.03 is underdisclosed from calculated Finance Charge of $120,746.94 in the amount of $2,034.91. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
269532144	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
263304636	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided onxx/xx/xxxx disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/xx/xx/xxxx) - EV3

*** (OPEN) ECOA Receipt of Appraisal Without Waiver: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondaryxx/xx/xxxx) - EV2

*** (OPEN) ECOA Receipt of Appraisal Without Waiver: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/xx/xx/xxxx - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures. - EV2

*** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 7/18/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Finalxx/xx/xxxx) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-990.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,915.00. (9300) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/xx/xx/xxxx) - EV2

*** (OPEN) TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application. - EV2

*** (OPEN) Washington Itemized Disclosure 2015 Timing: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application. - EV2

TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.
											No	RC	C	C	C	C	Yes	No	No	N/A	Safe Harbor QM
191933196	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/7/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/7/2003. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
787444896	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/29/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
123050760	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
785775564	1	Fixed	Refinance Cash-out - Other	Primary	xx		*** (OPEN) Title: Evidence of title is missing- - Rating - 3;	1			Yes	RA	A	A	A	A	Yes	No	No	No
289734060	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/8/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $589,792.81 is underdisclosed from calculated Finance Charge of $590,294.32 in the amount of $501.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
798550452	1	Fixed	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
492922752	1	Fixed	Construction	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
516353376	1	Fixed	Refinance Rate/Term	Primary	xx		*** (OPEN) Title: Evidence of title is missing- Missing final title policy (commitment was not provided) - Rating - 3;	2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
733756380	2	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
548200632	1	Fixed	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance- Finance charge underdisclosed by $299.12, appears lender did not inlcude $350 discount fee in calcualtion. - Rating - 3;		Yes	RB	B	B	B	B	Yes	No	No	No
167712888	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
614843964	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/7/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/7/2006. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 6.94000% is underdisclosed from calculated APR of 7.07654% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $24,983.73 is underdisclosed from calculated Finance Charge of $25,294.07 in the amount of $310.34. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
486285408	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
788934300	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/10/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $137,933.91 is underdisclosed from calculated Finance Charge of $139,027.73 in the amount of $1,093.82. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
285195876	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
260215872	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $103,553.38 is underdisclosed from calculated Finance Charge of $103,950.90 in the amount of $397.52. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
306907188	1	ARM	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Michigan Consumer Mortgage Protection Act Compliance - Missing Disclosures: Bills of Rights and Consumer Counseling. - Rating - 3;		Yes	RB	B	B	B	B	Yes	No	No	No
800269764	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Federal HELOC Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Lender / Broker Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC fees imposed by creditor to open, use, or maintain plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
503543238	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
529528104	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
801439296	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/9/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/9/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
343176614	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
618982308	1	ARM	Purchase	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/13/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
578028696	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
698560464	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on xx/xx/xxxx disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/xx/xx/xxxx) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-4,449.00. (9300) - EV2

*** (OPEN) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/xx/xx/xxxx) - EV2
										TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	No	RB	B	B	B	B	Yes	No	No	N/A	Safe Harbor QM
397251036	1	Fixed	Construction-Permanent	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $562,804.36 is underdisclosed from calculated Finance Charge of $568,857.96 in the amount of $6,053.60. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
630747600	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
164604132	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Federal Flood Disclosure Status: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 7.63900% is underdisclosed from calculated APR of 8.19387% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $7,966.63 is underdisclosed from calculated Finance Charge of $8,230.95 in the amount of $264.32. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
810575640	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
436885176	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
779994160	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information. - EV3

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
											Yes	RC	C	C	C	C	Yes	No	No	No
515243820	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
304278240	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
976569216	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
571181930	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/26/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
601791168	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
562734816	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 7.82500% is underdisclosed from calculated APR of 7.95241% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $26,189.04 is underdisclosed from calculated Finance Charge of $26,445.54 in the amount of $256.50. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
208046748	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
527217328	2	Fixed	Purchase	Investment	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
955377696	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $218,748.20 is underdisclosed from calculated Finance Charge of $218,893.41 in the amount of $145.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
881520673	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV1	3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information. - EV3

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2006. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
											Yes	RC	C	C	C	C	Yes	No	No	No
406257432	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/8/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/2006. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
199620120	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
935595612	2	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
144942000	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/17/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
592842768	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Agreement Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/30/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
779058252	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/1/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
441935824	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/1/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
950149788	1	ARM	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
970331712	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
299450172	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $105,578.90 is underdisclosed from calculated Finance Charge of $107,157.49 in the amount of $1,578.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
669352152	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
201559344	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
817113024	2	Fixed	Purchase	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979438068	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
417093096	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
815483676	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
151409412	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
508196640	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
766713192	1	ARM	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
724859940	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title marked as missing - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
132157116	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
608206620	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
453298608	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
404728044	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx XX:00:00 AM, prior to three (3) business days from transaction date of xx/xx/xxxx XX:00:00 AM. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
668202612	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
159616128	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
465483732	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
759137588	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xx/xx/xxxx disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/xx/xx/xxxx) - EV3

*** (OPEN) ECOA Receipt of Appraisal Without Waiver: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/xx/xx/xxxx) - EV2

*** (OPEN) Federal LO Compensation (Disclosure): Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	No	RC	C	C	C	C	Yes	No	No	N/A	Safe Harbor QM
720141828	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
730627632	1	Fixed	Refinance	Primary	xx		*** (CLEARED) Final Title marked as missing - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
141993180	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - subject to a 1 year SOL for affirmative claims under TILA
											Yes	RC	C	C	C	C	Yes	No	No	No
871231368	1	Fixed	Refinance	Primary	xx		*** (CLEARED) Missing Valuation: - EV1 *** (CLEARED) Title: Evidence of title is missing - EV1	2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 10/14/2007 which is 30 days prior to the note date. - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1
											Yes	RB	B	B	B	B	Yes	No	No	N/A
457456944	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/1/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $128,251.72 is underdisclosed from calculated Finance Charge of $128,470.89 in the amount of $219.17. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
658286580	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
399330204	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
531787200	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
552288996	1	Fixed	Refinance	Primary	xx		*** (CLEARED) Missing Valuation: - EV1	2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland MLR Escrow Responsibility: Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
991403280	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
361475352	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
571681236	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
618455750	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
543972324	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
800129820	1	ARM	Purchase	Primary	xx		*** (CLEARED) Missing Document: Missing all loan applications. - EV1 *** (CLEARED) Missing Valuation: - EV1	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $993,758.95 is underdisclosed from calculated Finance Charge of $1,007,607.51 in the amount of $13,848.56. - EV2

*** (CLEARED) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/10/2000 which is 30 days prior to the note date. - EV1

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
481187448	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
985355700	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
650159832	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Valuation: - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
494702040	1	ARM	Refinance	Primary	xx			2	*** (OPEN) Virginia Tangible Net Benefit: Virginia Mortgage Lender and Broker Act: Mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
403128684	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
737984688	1	ARM	Refinance	Primary	xx			3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
771061452	2	ARM	Purchase	Primary	xx			3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/9/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/9/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
557209378	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
940953468	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
207197088	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
769532064	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Ohio CSPA Closing Disclosure Timing: Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure at the time of closing. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
494772012	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was xx/xx/xxxx. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
528578484	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 04/03/2003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	No
260065932	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
252668892	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
702238992	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/12/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
558166644	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/8/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/8/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
137235084	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $420,139.73 is underdisclosed from calculated Finance Charge of $420,211.29 in the amount of $71.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
580487712	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/22/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
144882024	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
490933548	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $509,011.23 is underdisclosed from calculated Finance Charge of $520,940.99 in the amount of $11,929.76. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
120101940	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
121461396	2	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
372023762	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $535,081.39 is underdisclosed from calculated Finance Charge of $535,135.95 in the amount of $54.56. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
669002292	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
657916728	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
877298940	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
423915030	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/5/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2006. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
											Yes	RC	C	C	C	C	Yes	No	No	No
839074236	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
381027528	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
786155412	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
668992296	1	ARM	Refinance	Investment	xx			3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
855107820	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
564054288	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
479648064	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/15/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
309900503	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/8/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/8/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $103,441.61 is underdisclosed from calculated Finance Charge of $103,571.65 in the amount of $130.04. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
954068220	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal HELOC Brochure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/23/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
452438952	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/10/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $343,709.91 is underdisclosed from calculated Finance Charge of $349,461.51 in the amount of $5,751.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
986975052	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
290553732	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
797181000	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
423050712	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
311008885	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
581657244	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/1/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/1/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
709326156	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 5/19/2007 which is 30 days prior to the note date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
452820610	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
400069908	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
177159108	1	Fixed	Refinance	Primary	xx		*** (OPEN) There is no valuation in the file that meets FIRREA requirements. Either there are no valuations or the valuation provided is missing key data - EV3 *** (CLEARED) Missing Document: Missing all loan applications. - EV1	1
*** (CLEARED) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 1/26/2008 which is 30 days prior to the note date. - EV1

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1
											Yes	RA	A	A	A	A	Yes	No	No	N/A
429428160	1	Fixed	Refinance	Primary	xx		*** (OPEN) There is no valuation in the file that meets FIRREA requirements. Either there are no valuations or the valuation provided is missing key data - EV3	2
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  2/6/1999 which is 30 days prior to the note date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $170,451.60 is underdisclosed from calculated Finance Charge of $170,751.60 in the amount of $300.00. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
133526568	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
461095488	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/19/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
712095048	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
908056632	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
147321048	1	Fixed	Refinance	Primary	xx		*** (CLEARED) Missing Document: Security Instrument not provided - EV1 *** (CLEARED) There is no valuation in the file that meets FIRREA requirements. Either there are no valuations or the valuation provided is missing key data - EV1 *** (CLEARED) Title: Evidence of title is missing - EV1	2
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) TIL Rescission Timing: Unable to test rescission due to missing information. - EV1

*** (CLEARED) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1
											Yes	RC	C	C	C	C	Yes	No	No	No
180677700	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
852558840	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/11/2007 which is 30 days prior to the note date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
639029699	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
351491305	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/25/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
745711596	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
383165101	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
553538496	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
834654557	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891163392	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) North Carolina CHL Prepayment Penalty: North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
960565620	1	ARM	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $128,452.55 is underdisclosed from calculated Finance Charge of $128,757.79 in the amount of $305.24. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
503723099	1	ARM	Purchase	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3	*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3 *** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
998960256	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/8/2003. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
498297140	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
538504512	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
973710360	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
685081419	1	Fixed	Refinance	Primary	xx			3	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3		Yes	RC	C	C	C	C	Yes	No	No	No
695089725	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
999120192	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
108614275	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/9/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/9/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
882586824	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
363054720	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/18/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
750799560	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
825139812	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
279093144	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/23/2004. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.37000% is underdisclosed from calculated APR of 6.83312% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $49,849.36 is underdisclosed from calculated Finance Charge of $55,423.12 in the amount of $5,573.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
249969972	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/17/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $240,300.95 is underdisclosed from calculated Finance Charge of $240,722.66 in the amount of $421.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
420721644	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/2/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/2/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
883908168	1	Fixed	Purchase	Primary	xx		*** (OPEN) There is no valuation in the file that meets FIRREA requirements. Either there are no valuations or the valuation provided is missing key data - EV3	3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/17/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
849540048	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $76,982.89 is underdisclosed from calculated Finance Charge of $77,109.23 in the amount of $126.34. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
869132208	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
963254544	2	Fixed	Purchase	Second Home	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/24/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
184286256	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
721791168	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $188,228.67 is underdisclosed from calculated Finance Charge of $189,418.88 in the amount of $1,190.21. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
740023872	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/28/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
858646404	1	Fixed	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- Unable to locate FACTA disclosure dated prior to 02/02/2007 closing. - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
359925972	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/16/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
382277028	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/12/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
299600112	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $189,938.61 is underdisclosed from calculated Finance Charge of $192,826.71 in the amount of $2,888.10. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
198570540	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
770321748	1	ARM	Refinance Cash-out - Other	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
212085132	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
179733180	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (CLEARED) Last Transaction Date Missing: Last Transaction Date was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

*** (CLEARED) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
894422088	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/12/2006. - EV2

*** (CLEARED) Last Transaction Date Missing: Last Transaction Date was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
											Yes	RC	C	C	C	C	Yes	No	No	No
193150628	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/2/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/2/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
358366596	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/5/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
927168984	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Minnesota Financed Fees: Minnesota Residential Originator and Servicer Licensing Act: Financed Fees on subject loan in excess of 5% of Total Loan Amount. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
203786165	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
705187812	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,163,748.79 is underdisclosed from calculated Finance Charge of $1,163,852.79 in the amount of $104.00. - EV2

*** (CLEARED) Note Error: Note late charge percentage exceeds maximum per state - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
805707588	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
233576532	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/7/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/7/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
608326572	2	Fixed	Purchase	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/1/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
369802020	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
561585276	1	Fixed	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
669262188	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
128958396	1	ARM	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
390803616	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $394,707.85 is underdisclosed from calculated Finance Charge of $400,585.71 in the amount of $5,877.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
993602400	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
179128320	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/2/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
430707648	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 8.12500% is underdisclosed from calculated APR of 8.31336% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $36,833.93 is underdisclosed from calculated Finance Charge of $37,334.63 in the amount of $500.70. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
579548088	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
970641588	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Rhode Island TNB Disclosure: Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Rhode Island Application Disclosure: Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV2

*** (OPEN) Rhode Island High Cost Analysis: Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV2

*** (OPEN) Rhode Island Home Loan Disclosure: Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	No	No	No
610618965	1	ARM	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
389344200	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
121316701	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
756037464	1	ARM	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $973,433.97 is underdisclosed from calculated Finance Charge of $973,540.68 in the amount of $106.71. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
558706428	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
348241025	1	ARM	Purchase	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
856667196	1	ARM	Refinance	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal Flood Disclosure Status: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $365,146.16 is underdisclosed from calculated Finance Charge of $365,845.17 in the amount of $699.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
133586544	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
924570024	1	Fixed	Purchase	Primary	xx			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	N/A	No
858226572	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $251,385.81 is underdisclosed from calculated Finance Charge of $251,701.85 in the amount of $316.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
990533628	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
945121800	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
739584048	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/2/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/2/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
715703604	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
966753144	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
704658024	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
987105000	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
542173044	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/15/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $411,383.86 is underdisclosed from calculated Finance Charge of $411,897.32 in the amount of $513.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
940473660	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
677288976	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606427332	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/20/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
693522480	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/14/2006 which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
957826716	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $119,430.24 is underdisclosed from calculated Finance Charge of $120,235.56 in the amount of $805.32. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
157417008	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $105,529.59 is underdisclosed from calculated Finance Charge of $106,167.84 in the amount of $638.25. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
211855224	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $134,734.43 is underdisclosed from calculated Finance Charge of $135,021.62 in the amount of $287.19. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
928418484	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
905827524	1	Fixed	Purchase	Primary	xx		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 07/23/2002 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
203648508	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
650019888	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3	2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
833936292	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
847360920	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
778518468	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
596331372	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $90,310.63 is underdisclosed from calculated Finance Charge of $91,270.16 in the amount of $959.53. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
515843580	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/8/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/8/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
218272656	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
742512876	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
270261852	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/22/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
808386516	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/6/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/6/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
877595686	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/17/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
358001908	2	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
864873912	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/12/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
519392160	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
780987480	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2007. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
417722844	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
597820776	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
742173012	2	Fixed	Refinance	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/26/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
211305444	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $606,526.76 is underdisclosed from calculated Finance Charge of $607,057.97 in the amount of $531.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
483126672	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
479937948	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/13/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
200659704	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/16/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
119147413	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/15/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
522001116	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $38,775.17 is underdisclosed from calculated Finance Charge of $38,821.14 in the amount of $45.97. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
554298192	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $317,623.95 is underdisclosed from calculated Finance Charge of $323,273.42 in the amount of $5,649.47. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
487275012	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
960685572	1	ARM	Refinance	Primary	xx		*** (OPEN) 1003 Error: First Time Home Buyer is blank.: Borrower: Charles A Valiando, Borrower: Susan L Valiando - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV3

*** (OPEN) Federal HELOC Agreement Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2

*** (OPEN) Federal HELOC Agreement Timing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
871322463	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
825647812	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
139635133	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
456597288	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/9/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/9/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $711,540.17 is underdisclosed from calculated Finance Charge of $712,140.17 in the amount of $600.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	No	No	No
445421760	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
877248960	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
470581692	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $149,702.95 is underdisclosed from calculated Finance Charge of $150,122.77 in the amount of $419.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
823140612	1	Fixed	Refinance Streamlined	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
110915616	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Federal Flood Disclosure Status: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
259606116	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
594157575	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/9/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/9/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
660442288	1	ARM	Construction-Permanent	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
473253550	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/26/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
609676032	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
744881928	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Flood Certificate Error: Certificate Number was not provided. - EV2 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/5/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/2/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $504,295.52 is underdisclosed from calculated Finance Charge of $505,351.99 in the amount of $1,056.47. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
183955805	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
595567247	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
543162648	1	Fixed	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) Mississippi Late Charge- Max late charge allowed 4%, Late charge fee 6% - Rating - 2; *** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
727278972	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
116153520	1	Fixed	Refinance Cash-out - Other	Primary	xx			3
 *** (OPEN) TIL Finance Charge Tolerance- Finance charges are under disclosed by $68.94 due to fees - Rating - 3;  *** (OPEN) Ohio CSPA Compliance- Missing “Acknowledgement of Receipt of Home Mortgage Loan Information Document” disclosure - Rating - 3;
											Yes	RB	B	B	B	B	Yes	No	No	No
487115076	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/20/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
799830911	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure xx/xx/xxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing based on fees from the consumer CD and Seller Fees from an Alternative Source.) (Final/xx/xx/xxxx) - EV3

*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (CURED) TRID non-compliant: Fees were not reflected in the correct section of the disclosure. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	No	RC	C	C	C	C	Yes	No	No	N/A	Safe Harbor QM
492342984	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
565753608	1	ARM	Refinance	Second Home	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
621441324	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/9/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/9/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
990713556	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/23/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
954178176	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
783106632	1	ARM	Purchase	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
296399972	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
535715628	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
661115448	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
313565285	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/22/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
418292616	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
691073460	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/7/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
534126264	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
779668008	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
993032628	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/12/2006. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
122301060	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
389464152	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
144022368	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/12/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
324340212	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
752788764	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/1/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
164899405	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $193,721.81 is underdisclosed from calculated Finance Charge of $193,787.81 in the amount of $66.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
862944684	2	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/22/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
991573212	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
387744840	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/5/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/5/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,019,250.13 is underdisclosed from calculated Finance Charge of $1,019,650.14 in the amount of $400.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
131492086	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
565713624	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/26/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
754957896	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
175509768	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
933776340	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
983716356	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal Flood Disclosure Status: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
747880728	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
667392044	1	ARM	Refinance	Second Home	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (CLEARED) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV1
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
315753648	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
301769244	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
580687632	2	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2007. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
563624460	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
361385388	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/27/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
721521276	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/25/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $93,117.25 is underdisclosed from calculated Finance Charge of $93,690.47 in the amount of $573.22. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
618302580	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
982796724	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
721901124	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/15/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
347880792	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $945,698.45 is underdisclosed from calculated Finance Charge of $945,798.56 in the amount of $100.11. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RC	C	C	C	C	Yes	No	No	N/A
928868304	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
171213064	1	ARM	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $155,914.86 is underdisclosed from calculated Finance Charge of $156,276.05 in the amount of $361.19. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
101669316	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.15200% is underdisclosed from calculated APR of 6.43536% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $357,450.99 is underdisclosed from calculated Finance Charge of $379,880.19 in the amount of $22,429.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
445331796	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
391333404	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/1/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/1/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,228,249.70 is underdisclosed from calculated Finance Charge of $1,228,302.30 in the amount of $52.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
401459352	1	ARM	Purchase	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $359,895.60 is underdisclosed from calculated Finance Charge of $360,404.90 in the amount of $509.30. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
146341440	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/7/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/7/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
890783544	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/23/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
956707164	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/31/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
255257856	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2002. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
741443304	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
583146648	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
350529732	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
661165428	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - subject to a 1 year SOL for affirmative claims under TILA
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
522900756	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
914863908	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/2/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/2/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
369375149	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $30,381.53 is underdisclosed from calculated Finance Charge of $30,482.94 in the amount of $101.41. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
515133864	1	Fixed	Refinance Cash-out - Other	Primary	xx	1		1			No	RA	A	A	A	A	Yes	No	N/A	No	Temporary SHQM (GSE/Agency Eligible)
866953080	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/12/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
621511296	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/19/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
311895192	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/16/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
302259048	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
903118608	1	ARM	Purchase	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
241843224	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
824754156	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
143862432	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
176139612	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
261955176	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/9/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
473730432	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 6/14/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
204159582	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/25/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
282316034	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
331827216	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
245301840	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $43,206.95 is underdisclosed from calculated Finance Charge of $43,252.16 in the amount of $45.21. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
973230552	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
992192964	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2003. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
672450912	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
665553672	1	ARM	Purchase	Primary	xx		*** (OPEN) Credit Exception: - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
386457379	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
893682384	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $63,511.14 is underdisclosed from calculated Finance Charge of $63,610.22 in the amount of $99.08. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
169352232	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/23/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
394712052	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/5/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/25/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
253448580	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/19/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
273980364	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/22/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,087,468.17 is underdisclosed from calculated Finance Charge of $1,087,570.87 in the amount of $102.70. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
988614396	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
560193975	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $378,784.44 is underdisclosed from calculated Finance Charge of $379,019.45 in the amount of $235.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
600209820	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/12/2007 which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
749174932	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/14/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $42,369.05 is underdisclosed from calculated Finance Charge of $42,510.62 in the amount of $141.57. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
347550924	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
324370200	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
803258568	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
116703300	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2007 which is the consummation date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RC	C	C	C	C	Yes	No	No	No
195281856	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
575329776	1	ARM	Refinance Cash-out - Other	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
571061484	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
339734052	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
386615292	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
951959064	1	ARM	Refinance Rate/Term	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
148550556	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $40,233.18 is underdisclosed from calculated Finance Charge of $40,318.30 in the amount of $85.12. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
414774024	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/28/2001. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
763904316	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
926459268	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
636465312	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/5/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
723410520	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
453936296	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
398100696	2	ARM	Purchase	Second Home	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
887164992	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/3/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/3/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
215043948	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/7/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/7/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
823350528	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/19/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
289185215	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/14/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
117642924	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
954767940	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
710315826	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
565633656	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/4/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/23/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
269202276	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
666753192	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/21/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
223870416	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,019,570.56 is underdisclosed from calculated Finance Charge of $1,020,445.44 in the amount of $874.88. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
703158624	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
368812416	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
629708016	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
669681848	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/6/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
983396484	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
160995576	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
931677180	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
334236252	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
427688856	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
600949524	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
896841120	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
518892360	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
271268734	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
898140600	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
183206688	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
159756072	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/6/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
367456936	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
610126858	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/4/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/4/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
921011448	1	ARM	Refinance	Investment	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
253018752	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/5/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/5/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
598310580	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
782396916	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $122,988.71 is underdisclosed from calculated Finance Charge of $123,042.25 in the amount of $53.54. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
597206995	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3
*** (OPEN) Last Transaction Date Missing: Last Transaction Date was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	No
867282948	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
180987576	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/26/2003 which is 1 months prior to consummation.  A 3 month lookback was used to determine this application date.  The final date used for testing was 5/11/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
428637979	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
738124632	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/24/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
520751616	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/30/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
338354604	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
883846320	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/4/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/4/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
520801596	1	ARM	Refinance	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
152119128	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
421401372	1	ARM	Refinance	Investment	xx			1	*** (CLEARED) Missing Document: Incomplete loan images/file - EV1		Yes	RA	A	A	A	A	No	N/A	N/A	N/A
916183380	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Texas Cash-out Itemized Disclosure Timing without a Waiver: Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver. - EV3

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
											Yes	RC	C	C	C	C	Yes	No	No	N/A
470111880	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/13/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
763314552	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/4/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
221011560	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
318532536	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 8.35100% is underdisclosed from calculated APR of 8.58652% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $112,630.61 is underdisclosed from calculated Finance Charge of $114,030.62 in the amount of $1,400.01. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
386650022	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
564134256	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
995451660	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
975289728	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
966793128	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
332826816	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $31,367.51 is underdisclosed from calculated Finance Charge of $31,412.48 in the amount of $44.97. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
713774376	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
237898595	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
378008736	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
886225368	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $110,546.46 is underdisclosed from calculated Finance Charge of $110,651.57 in the amount of $105.11. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
525529704	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $74,347.03 is underdisclosed from calculated Finance Charge of $74,403.28 in the amount of $56.25. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
609146244	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
283626504	2	Fixed	Purchase	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/12/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
719002284	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
335817834	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
955570005	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
912544836	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
538944336	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $964,577.29 is underdisclosed from calculated Finance Charge of $965,739.52 in the amount of $1,162.23. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
405887580	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
324220260	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
908046636	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/27/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
515143860	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/23/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
824814925	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/8/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
802618824	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
255407796	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
157726884	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	Yes	No	No	No
995521632	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
975719556	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
886830681	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $99,908.36 is underdisclosed from calculated Finance Charge of $100,659.87 in the amount of $751.51. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
940763544	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
392472948	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
683246592	1	ARM	Construction-Permanent	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
497550900	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Received: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/14/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/14/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
832097028	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
825269760	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $303,300.61 is underdisclosed from calculated Finance Charge of $307,971.38 in the amount of $4,670.77. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
255547740	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
527587775	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $87,738.84 is underdisclosed from calculated Finance Charge of $87,782.40 in the amount of $43.56. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
365733192	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
653838360	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
955187772	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $301,638.74 is underdisclosed from calculated Finance Charge of $301,889.56 in the amount of $250.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
394642080	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/9/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/9/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $629,017.12 is underdisclosed from calculated Finance Charge of $647,404.38 in the amount of $18,387.26. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
208756464	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.65200% is underdisclosed from calculated APR of 7.07085% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $743,779.59 is underdisclosed from calculated Finance Charge of $832,519.44 in the amount of $88,739.85. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
955777536	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/26/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $29,464.99 is underdisclosed from calculated Finance Charge of $29,521.82 in the amount of $56.83. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
466863180	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/22/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
149390220	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
774869928	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Document Error: Disbursement date is blank. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $483,043.73 is underdisclosed from calculated Finance Charge of $505,129.28 in the amount of $22,085.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	No	No	N/A
367442964	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
834546048	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/30/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $479,281.59 is underdisclosed from calculated Finance Charge of $479,492.28 in the amount of $210.69. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
493212636	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/13/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $517,089.03 is underdisclosed from calculated Finance Charge of $537,397.73 in the amount of $20,308.70. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
605367756	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $750,109.26 is underdisclosed from calculated Finance Charge of $752,206.54 in the amount of $2,097.28. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
637832756	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $388,837.73 is underdisclosed from calculated Finance Charge of $407,950.78 in the amount of $19,113.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
157586940	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
756657216	1	ARM	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/27/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.74700% is underdisclosed from calculated APR of 7.12497% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $722,102.77 is underdisclosed from calculated Finance Charge of $770,991.26 in the amount of $48,888.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
412594896	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
211095528	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/5/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/5/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $618,451.74 is underdisclosed from calculated Finance Charge of $656,441.77 in the amount of $37,990.03. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
978168576	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $848,731.88 is underdisclosed from calculated Finance Charge of $901,097.32 in the amount of $52,365.44. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
806647212	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/5/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/5/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.21900% is underdisclosed from calculated APR of 7.49131% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $768,049.28 is underdisclosed from calculated Finance Charge of $823,837.96 in the amount of $55,788.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
891253356	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $38,204.37 is underdisclosed from calculated Finance Charge of $38,868.09 in the amount of $663.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
856377312	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/27/2002. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
309016344	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
312974760	2	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $23,530.37 is underdisclosed from calculated Finance Charge of $23,740.07 in the amount of $209.70. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
447770820	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/2/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
432396972	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $785,261.66 is underdisclosed from calculated Finance Charge of $802,039.46 in the amount of $16,777.80. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
659955912	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $902,940.07 is underdisclosed from calculated Finance Charge of $944,681.68 in the amount of $41,741.61. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
896291340	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $790,327.74 is underdisclosed from calculated Finance Charge of $806,884.79 in the amount of $16,557.05. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
505864084	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.61500% is underdisclosed from calculated APR of 6.92908% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $824,964.74 is underdisclosed from calculated Finance Charge of $861,045.96 in the amount of $36,081.22. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
527448936	1	ARM	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.65700% is underdisclosed from calculated APR of 6.96529% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $654,134.64 is underdisclosed from calculated Finance Charge of $711,511.98 in the amount of $57,377.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
212704884	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,198,483.10 is underdisclosed from calculated Finance Charge of $1,261,063.03 in the amount of $62,579.93. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
510925548	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/8/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/8/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
368782428	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/13/1990 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 5/13/1990.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
527308992	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/2004. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
474140268	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/14/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
861965076	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/26/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.16200% is underdisclosed from calculated APR of 6.42963% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $805,201.59 is underdisclosed from calculated Finance Charge of $866,567.09 in the amount of $61,365.50. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
693252588	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/18/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $162,140.59 is underdisclosed from calculated Finance Charge of $168,089.87 in the amount of $5,949.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
731527272	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
372392614	1	ARM	Refinance	Primary	xx		*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/5/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
291903192	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/10/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
162461959	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
398880384	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
628468512	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/2005. - EV2
											Yes	RD	D	D	D	D	Yes	N/A	N/A	No
364834008	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/11/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $315,230.61 is underdisclosed from calculated Finance Charge of $316,437.62 in the amount of $1,207.01. - EV2

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
518812392	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/18/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/18/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
858286548	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure Timing: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower within give (5) days of Application. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Timing: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower less than three (3) days prior to closing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/5/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
163374624	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $201,936.66 is underdisclosed from calculated Finance Charge of $202,041.67 in the amount of $105.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
337135092	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
306327420	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
830857524	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
799719984	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
580637652	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $99,666.18 is underdisclosed from calculated Finance Charge of $99,755.50 in the amount of $89.32. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
889803936	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
306007548	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/17/1998. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
666403332	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
198742753	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/26/1999. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
237245064	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
933936276	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
925079820	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
871581228	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
313704468	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/20/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
123800460	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
572740812	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/27/2002. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
734136228	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
169362228	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
468262620	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
580267800	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/14/2002. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
768892320	2	Fixed		UTD	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Missing Document: Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
											Yes	RD	D	D	D	D	UTD		N/A	N/A
294472164	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
917382900	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/3/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
266283444	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/3/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
839773956	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/30/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/30/1997. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
119352240	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/5/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/5/1999. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
156287460	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2 *** (CLEARED) Missing Document: Incomplete loan images/file - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
769881924	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
101159520	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/25/2000. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
668119210	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $194,925.45 is underdisclosed from calculated Finance Charge of $195,198.25 in the amount of $272.80. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
677209008	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
369742044	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
789564048	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
649570068	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $410,515.90 is underdisclosed from calculated Finance Charge of $410,665.99 in the amount of $150.09. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
705447708	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $367,263.67 is underdisclosed from calculated Finance Charge of $374,866.90 in the amount of $7,603.23. - EV2

*** (OPEN) Virginia MLBA Additional Compensation: Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
209006364	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
703898328	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/1999. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
412779169	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
438264624	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
170341836	2	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
980247744	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/5/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/5/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
183242752	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
213314640	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/7/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
287454972	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $664,236.82 is underdisclosed from calculated Finance Charge of $672,516.85 in the amount of $8,280.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
122414127	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Federal Flood Disclosure Status: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
771181404	2	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
681477300	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
158846436	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
973010640	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $652,920.43 is underdisclosed from calculated Finance Charge of $653,000.05 in the amount of $79.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
369653614	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
											Yes	RC	C	C	C	C	Yes	No	No	No
498300600	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $331,636.01 is underdisclosed from calculated Finance Charge of $334,749.01 in the amount of $3,113.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
569462124	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
950049828	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
623641084	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
602568876	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/2/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $758,553.63 is underdisclosed from calculated Finance Charge of $758,953.27 in the amount of $399.64. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
814294152	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
208496568	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/16/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/1997. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
519662052	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
201279456	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
641213412	1	Fixed	Refinance	Primary	xx		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RC	C	C	C	C	Yes	No	No	No
979757940	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
335625696	1	Fixed	Refinance Streamlined	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
584656044	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/26/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
638764392	1	Fixed	Refinance	Primary	xx			3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA 2010 GFE To Actual Balloon Amount Due: RESPA (2010): Balloon amount due on GFE does not match actual balloon amount. - EV2

*** (OPEN) RESPA 2010 HUD To Actual Balloon Amount Due: RESPA (2010): Balloon amount due on Final HUD-1 does not match actual balloon amount. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) Safe Act NMLS (1003): Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 1.00300% is underdisclosed from calculated APR of 1.43209% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $20,675.38 is underdisclosed from calculated Finance Charge of $29,201.84 in the amount of $8,526.46. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	No
830317740	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
817382916	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
315313824	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/3/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/3/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,055,569.33 is underdisclosed from calculated Finance Charge of $1,055,974.33 in the amount of $405.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
129148320	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
536325384	2	Fixed	Purchase	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606172655	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Lookback Testing Not Performed: Missing Initial Loan Application.  A six (6) month lookback was not performed.  An Application Date of 4/25/2007 was used which is one (1) month prior to Notary Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
547320984	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
326679276	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	3
*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Agreement Timing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
516429320	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.28600% is underdisclosed from calculated APR of 8.57830% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $144,640.47 is underdisclosed from calculated Finance Charge of $146,595.61 in the amount of $1,955.14. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
318162684	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
642153036	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/28/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
732696804	1	ARM		UTD	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Document: Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Document: TIL Final not provided - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	UTD		N/A	N/A
842003064	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
892892700	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
610045884	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
494478061	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
575959524	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
961555224	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
109316256	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/1/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2007. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
662424924	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
985085808	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/28/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/2/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
668022684	1	Fixed	Refinance Cash-out - Other	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
678838356	2	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Lender / Broker Fees Underdisclosed: Unable to test HELOC fees paid to lender / broker due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
312954768	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
321391392	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
534576084	1	Fixed	Refinance Cash-out - Other	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
417972744	1	Fixed	Refinance Cash-out - Other	Primary	xx			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
818672400	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
108886428	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
426390173	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/10/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
651599256	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Virginia MLBA Additional Compensation: Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
753488484	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $109,020.03 is underdisclosed from calculated Finance Charge of $109,095.16 in the amount of $75.13. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
334026336	2	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
523000716	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
636215412	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
417702852	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
443412564	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
545348595	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $32,090.32 is underdisclosed from calculated Finance Charge of $32,290.32 in the amount of $200.00. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
322960764	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $86,975.83 is underdisclosed from calculated Finance Charge of $87,175.50 in the amount of $199.67. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
504388164	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
706837152	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $66,596.90 is underdisclosed from calculated Finance Charge of $66,802.32 in the amount of $205.42. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
267562932	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
983576412	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/15/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/15/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
702418920	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
617153040	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
680507688	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/30/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
639763751	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/23/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/23/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
689214204	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/15/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
510655656	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/1998. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
351564345	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/14/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/14/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
521901156	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
997350900	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
770831544	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
179878020	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $77,576.37 is underdisclosed from calculated Finance Charge of $77,809.33 in the amount of $232.96. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
436725240	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
343932372	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
744781968	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $113,295.73 is underdisclosed from calculated Finance Charge of $113,485.11 in the amount of $189.38. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
348418147	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/30/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/28/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
420745094	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
373200660	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $80,850.72 is underdisclosed from calculated Finance Charge of $81,005.91 in the amount of $155.19. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
119052360	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
770771568	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $81,290.35 is underdisclosed from calculated Finance Charge of $81,443.93 in the amount of $153.58. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
628838364	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
123790464	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
641753196	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/04/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/04/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
740953500	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
242087428	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/17/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
702109044	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $92,392.88 is underdisclosed from calculated Finance Charge of $92,640.90 in the amount of $248.02. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
461205444	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
160885620	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $91,031.43 is underdisclosed from calculated Finance Charge of $91,261.05 in the amount of $229.62. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
174060348	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
634943111	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $82,666.13 is underdisclosed from calculated Finance Charge of $82,782.36 in the amount of $116.23. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
204172364	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/21/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
248170692	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $93,575.88 is underdisclosed from calculated Finance Charge of $93,784.86 in the amount of $208.98. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
487574892	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/08/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
884086224	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $73,495.68 is underdisclosed from calculated Finance Charge of $73,755.35 in the amount of $259.67. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
601449324	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $91,145.28 is underdisclosed from calculated Finance Charge of $91,891.86 in the amount of $746.58. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
730277772	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
224110320	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/30/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/30/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
578418540	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $140,439.53 is underdisclosed from calculated Finance Charge of $141,467.59 in the amount of $1,028.06. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
383836404	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/13/2005. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 5.58940% is underdisclosed from calculated APR of 5.98761% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $52,688.98 is underdisclosed from calculated Finance Charge of $54,978.88 in the amount of $2,289.90. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
924829920	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/23/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
980737548	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
924100212	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,123.99 is underdisclosed from calculated Finance Charge of $117,311.62 in the amount of $187.63. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
529937940	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/15/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/15/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
630837564	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/11/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
308186676	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/25/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
111325452	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $101,985.22 is underdisclosed from calculated Finance Charge of $102,060.38 in the amount of $75.16. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
555867564	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/03/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/03/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
643952316	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/1998. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
522583853	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
905497656	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
263754456	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/26/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
140173908	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
775479684	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
937055028	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $93,045.49 is underdisclosed from calculated Finance Charge of $93,295.71 in the amount of $250.22. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
402129084	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $104,820.21 is underdisclosed from calculated Finance Charge of $105,130.28 in the amount of $310.07. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
686635236	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/19/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
387494940	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.75600% is underdisclosed from calculated APR of 7.17007% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $75,807.10 is underdisclosed from calculated Finance Charge of $78,178.80 in the amount of $2,371.70. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
676289376	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/30/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/30/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
527558892	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $105,167.27 is underdisclosed from calculated Finance Charge of $105,483.11 in the amount of $315.84. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
928588416	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $99,370.19 is underdisclosed from calculated Finance Charge of $103,673.79 in the amount of $4,303.60. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
481487328	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/06/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/06/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
387924768	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
946281336	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $73,178.22 is underdisclosed from calculated Finance Charge of $73,298.24 in the amount of $120.02. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
429742709	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/16/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/16/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
333196668	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/15/2000. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
390783624	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
357287028	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $113,135.95 is underdisclosed from calculated Finance Charge of $114,447.28 in the amount of $1,311.33. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
364574112	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $106,150.25 is underdisclosed from calculated Finance Charge of $106,345.25 in the amount of $195.00. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
424939956	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
544472124	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
619618406	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $104,605.60 is underdisclosed from calculated Finance Charge of $104,706.37 in the amount of $100.77. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
579428136	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/29/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/29/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
396201456	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
217146094	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
187614924	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/03/1998. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
788174604	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
107047164	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Construction Status Missing: Construction Status for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Property Type Missing: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/30/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
142812852	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/13/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
602738808	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/17/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
686915124	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
184236276	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
142932804	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/05/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
187145112	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
100649724	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
310930510	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
371194758	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
904448076	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
452129076	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
299640096	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
970171776	1	Fixed		UTD	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
375649680	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/07/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
727139028	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $103,717.44 is underdisclosed from calculated Finance Charge of $104,437.43 in the amount of $719.99. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
588064680	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $133,333.64 is underdisclosed from calculated Finance Charge of $133,501.84 in the amount of $168.20. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
533066688	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
300999552	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
665163828	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/28/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/28/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
109466196	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/02/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/02/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
133822062	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $101,326.37 is underdisclosed from calculated Finance Charge of $101,524.81 in the amount of $198.44. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
397001136	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/02/1999. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $132,933.34 is underdisclosed from calculated Finance Charge of $133,346.60 in the amount of $413.26. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
364374192	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
231037548	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
201989172	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
798260568	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
796901112	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
744642024	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
580147848	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
420591696	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/04/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $125,419.24 is underdisclosed from calculated Finance Charge of $126,055.14 in the amount of $635.90. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
719442108	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $107,028.68 is underdisclosed from calculated Finance Charge of $108,187.57 in the amount of $1,158.89. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891313332	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
464424156	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
561855635	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
972650784	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
337684872	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
333636492	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
852168996	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
186175500	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
177918804	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,529.75 is underdisclosed from calculated Finance Charge of $118,033.42 in the amount of $503.67. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
727997897	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
820031856	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $111,238.84 is underdisclosed from calculated Finance Charge of $111,521.75 in the amount of $282.91. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
426469344	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512930704	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
548050692	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
921841116	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
196887537	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Missing evidence of UFMIP amount. Unable to complete testing. - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/30/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
446891172	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/21/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
485045904	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
323380596	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
134806056	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/21/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
641463312	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/08/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
653828364	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/02/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
851529252	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/16/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/16/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
654228204	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,832.37 is underdisclosed from calculated Finance Charge of $117,878.47 in the amount of $46.10. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
262804836	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/29/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/29/1999. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $136,127.46 is underdisclosed from calculated Finance Charge of $136,322.30 in the amount of $194.84. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
656157432	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/07/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $95,541.78 is underdisclosed from calculated Finance Charge of $95,799.14 in the amount of $257.36. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681767184	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/23/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
958466460	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $100,768.96 is underdisclosed from calculated Finance Charge of $100,979.12 in the amount of $210.16. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
499100280	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/09/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/09/2000. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
563774400	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
547580880	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
851202682	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
998500440	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
913704372	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/26/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/26/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
915263748	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/01/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/01/1998. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
456397368	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $107,521.98 is underdisclosed from calculated Finance Charge of $109,192.09 in the amount of $1,670.11. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
690745671	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/1998. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
324470160	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
440733636	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/03/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
138044760	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
531199834	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/02/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $154,535.04 is underdisclosed from calculated Finance Charge of $154,845.63 in the amount of $310.59. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
144102336	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
989144184	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
208426596	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
725719962	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
780397716	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/17/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
787674804	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
451459344	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/10/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $127,573.47 is underdisclosed from calculated Finance Charge of $128,170.38 in the amount of $596.91. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
755260275	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $121,725.48 is underdisclosed from calculated Finance Charge of $121,877.22 in the amount of $151.74. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
726798215	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/20/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
101129532	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
921271344	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
811185396	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $131,235.15 is underdisclosed from calculated Finance Charge of $131,654.19 in the amount of $419.04. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
576829176	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $220,745.18 is underdisclosed from calculated Finance Charge of $220,852.02 in the amount of $106.84. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
207387012	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
433426560	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
305887596	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
751649220	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
604877952	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
485615676	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
525199836	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
526326240	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/02/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
251789244	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/08/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
868502460	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/08/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
915133800	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
650269788	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
848060640	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/06/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $192,932.68 is underdisclosed from calculated Finance Charge of $193,127.04 in the amount of $194.36. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
632622265	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL payment stream is blank. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
272610912	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
272624539	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
272520948	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/07/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/07/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $170,633.09 is underdisclosed from calculated Finance Charge of $170,770.16 in the amount of $137.07. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
489144264	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/13/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
221811240	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
568082676	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/23/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
991363296	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/28/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
494180423	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/29/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
181127520	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/24/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
508816392	1	Fixed	Purchase	Primary	xx			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
615143844	1	Fixed	Refinance	Investment	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
772031064	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
361405380	2	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
921561228	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
912391029	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/01/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
124170312	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/14/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/14/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
156127524	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/25/2001. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
600239981	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/13/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $44,026.94 is underdisclosed from calculated Finance Charge of $44,461.97 in the amount of $435.03. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
422980740	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/30/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
536205432	2	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
309975960	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/2/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2004. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
351049524	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/18/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
855547644	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Original Lender Missing: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable. - EV3		Yes	RC	C	C	C	C	Yes	No	No	No
276389400	1	Fixed	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
668512488	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
217153104	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
274750056	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
601829172	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/1993. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
295411788	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/17/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
705137832	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
908896296	1	ARM	Purchase	Primary	xx		*** (OPEN) Flood Certificate Error: Certificate Number was not provided. - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
243862416								3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
204498168	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
407426964	2	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
998570412	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/25/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
799160208	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
530017908	1	ARM	UTD	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/30/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
593742408	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
648680424	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
667442916	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
122780868	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
429568920	2	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
640753596	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $41,628.13 is underdisclosed from calculated Finance Charge of $41,954.18 in the amount of $326.05. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	C	C	C	C	Yes	No	No	No
627059076	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/14/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
105447804	2	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
830347728	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
680377740	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/27/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
169089426	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/13/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/13/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
517662852	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/2004. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
390203856	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
109866036	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
507886764	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
890053836	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	Yes	No	No	N/A
675769584	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/24/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/24/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
307566924	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/03/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
426841525	2	Fixed	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
346291428	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
952828716	1	Fixed	Refinance	Primary	xx		*** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
736556359	1	Fixed			xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
630447720	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/01/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
354917976	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2004. - EV2
											Yes	RC	C	C	C	C	Yes	No	No	No
265763652	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
522800796	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
948040632	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/30/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
223650504	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/01/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/01/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
904068228	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
219432192	2	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
302169084	2	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.81000% is underdisclosed from calculated APR of 8.09394% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $52,296.02 is underdisclosed from calculated Finance Charge of $55,399.20 in the amount of $3,103.18. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
729578052	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
566933136	2	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
955617600	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 10/15/2002 - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
443652468	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/23/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
965653584	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $51,984.38 is underdisclosed from calculated Finance Charge of $52,386.11 in the amount of $401.73. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
427798812	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
772550856	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/13/2000. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
339004344	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $60,391.38 is underdisclosed from calculated Finance Charge of $60,576.34 in the amount of $184.96. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
494462136	1	Fixed	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/16/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
675549672	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/29/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/29/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
850329732	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/19/2005. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
228448584	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $112,747.50 is underdisclosed from calculated Finance Charge of $113,135.44 in the amount of $387.94. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
134166312	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $70,488.62 is underdisclosed from calculated Finance Charge of $71,100.79 in the amount of $612.17. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
592792788	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $83,280.98 is underdisclosed from calculated Finance Charge of $83,628.16 in the amount of $347.18. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
581377356	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
871721172	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
578208624	1	Fixed	Purchase	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
544332180	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $67,344.65 is underdisclosed from calculated Finance Charge of $67,426.45 in the amount of $81.80. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
585465720	1	Fixed	Purchase	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/02/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/30/2009. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
922840716	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
322361004	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $101,120.78 is underdisclosed from calculated Finance Charge of $101,675.75 in the amount of $554.97. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
263274648	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
186385416	2	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/27/2005. - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
793912308	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
736685208	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
260745660	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/24/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/24/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
907796736	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
150439800	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
357706860	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
750729588	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
489804000	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
967162980	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
891123408	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
970871496	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/09/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/09/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
686265384	2	Fixed	Purchase	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/30/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
355037928	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/11/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
913104612	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/10/1999. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
183506568	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/04/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
202009164	2	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
836255364	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
371041524	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/11/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
341773236	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $76,632.33 is underdisclosed from calculated Finance Charge of $77,020.34 in the amount of $388.01. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
697500888	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/06/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/06/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
743527114	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/27/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
388794420	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/22/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/22/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
182990720	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
968052624	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/16/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
603488508	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
196961184	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
782506872	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/08/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
426759228	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
432806808	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Rider - ARM not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/10/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/1995. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
484756020	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
818352528	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
135005976	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/04/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
454943335	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
595802801	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
387804816	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
999510036	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/07/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
378748440	1	Fixed	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
189098734	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
804468084	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
108546564	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/29/2000. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
675739596	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
303618504	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/27/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/27/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
457277016	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
242395109	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/13/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
331007544	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/23/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
244492164	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/4/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/4/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
283686480	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/06/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
580340233	2	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
126965432	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
469721153	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/25/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
459726036	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $77,041.20 is underdisclosed from calculated Finance Charge of $77,280.74 in the amount of $239.54. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
623970312	1	Fixed	Purchase	Second Home	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/21/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/30/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
507217032	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/29/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/29/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
328349494	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $141,336.92 is underdisclosed from calculated Finance Charge of $141,604.60 in the amount of $267.68. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
747506881	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
641923128	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	N/A
142872828	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $65,893.34 is underdisclosed from calculated Finance Charge of $66,105.17 in the amount of $211.83. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
703728396	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
997430868	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
618542484	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
632586864	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
694941912	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
842922696	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $53,259.94 is underdisclosed from calculated Finance Charge of $53,808.35 in the amount of $548.41. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
638204616	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/31/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/28/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
817872704	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
863824332	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $75,983.65 is underdisclosed from calculated Finance Charge of $76,303.47 in the amount of $319.82. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
234756060	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $77,072.22 is underdisclosed from calculated Finance Charge of $77,427.35 in the amount of $355.13. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
861095424	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $58,924.23 is underdisclosed from calculated Finance Charge of $59,049.19 in the amount of $124.96. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
136475388	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/05/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
164304252	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/12/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
494382168	1	Fixed	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
364014336	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
951319320	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
613394544	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/18/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681287376	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
356657280	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
722634022	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/08/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/08/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
142982784	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/27/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/1997. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
366473352	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
365703660	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/09/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/09/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
708030620	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
925149792	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/29/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
722111040	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
972860700	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
116513376	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
368462556	1	Fixed	Purchase	UTD	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Construction Status Missing: Construction Status for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Property Type Missing: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/01/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/01/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
925859508	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
966243348	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2001. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
691693212	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/14/2005. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
105897624	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
484646064	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
706077456	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/10/2004. - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
524181603	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
815143812	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
874180188	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
936825120	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $68,704.96 is underdisclosed from calculated Finance Charge of $68,892.75 in the amount of $187.79. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
403028724	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/29/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
991483248	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
729628032	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/13/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 6.48000% is underdisclosed from calculated APR of 6.60735% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $71,817.31 is underdisclosed from calculated Finance Charge of $72,530.02 in the amount of $712.71. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
911975064	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
984006240	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/06/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/06/1998. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $106,740.23 is underdisclosed from calculated Finance Charge of $106,928.58 in the amount of $188.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
122630928	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
729278172	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
553758408	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
581847168	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
561905148	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
245021952	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
216690507	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/26/2001. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
862194984	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/15/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $88,918.35 is underdisclosed from calculated Finance Charge of $89,232.59 in the amount of $314.24. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
325899588	2	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
129678108	2	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
615503700	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/24/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
415233840	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
268022748	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
541873164	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
233286648	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
891083424	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $62,954.85 is underdisclosed from calculated Finance Charge of $63,300.39 in the amount of $345.54. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
529328184	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
156983046	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2002. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
102159120	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/05/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/05/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
883886256	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/08/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
175129920	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/26/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/1997. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
895741560	1	Fixed	Purchase	Investment	xx			3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV3

*** (OPEN) Initial GFE not provided - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
708386532	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
629588064	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/10/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/10/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
291413388	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/11/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
958406484	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/20/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/20/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
449200248	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
921341316	1	ARM	Purchase	Second Home	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
408296616	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/25/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
108216696	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
144892020	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
976649184	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/29/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
497211036	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/02/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
561185436	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
505727628	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
965033832	1	Fixed	Refinance	Second Home	xx			3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV3
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
574060284	2	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
705087852	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/08/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
893172588	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/01/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/01/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
786735180	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/14/1997. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
175379820	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
624030288	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 7.18500% is underdisclosed from calculated APR of 7.36026% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $85,459.74 is underdisclosed from calculated Finance Charge of $86,467.33 in the amount of $1,007.59. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
325269840	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
955977456	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $83,270.79 is underdisclosed from calculated Finance Charge of $83,586.94 in the amount of $316.15. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
296931180	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
617123052	1	Fixed		UTD	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
912324924	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
982636788	2	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
259876008	1	Fixed	Purchase	Investment	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
713004684	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/22/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
484716036	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
124710096	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
484199100	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
425079900	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 5.56900% is underdisclosed from calculated APR of 6.06278% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $63,852.71 is underdisclosed from calculated Finance Charge of $67,951.42 in the amount of $4,098.71. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
720031872	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/31/2000. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
524280204	2	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/16/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
115636928	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/27/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
347910780	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
695861544	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/16/1998. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
567752808	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/05/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
700489692	1	Fixed	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/24/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/24/1996. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
529793814	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $53,757.17 is underdisclosed from calculated Finance Charge of $56,520.68 in the amount of $2,763.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
428558508	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
804927900	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
431657268	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2001. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
244462176	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
189993972	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
580917540	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $118,839.78 is underdisclosed from calculated Finance Charge of $119,220.29 in the amount of $380.51. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
395351796	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
888744360	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/11/2003. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
580857564	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/21/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
180347832	1	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
993562416	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
542632860	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
259949360	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
754568052	1	Fixed	Refinance	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
617552880	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
860135808	1	Fixed	Purchase	Second Home	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
203608524	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
393772428	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
455527716	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $87,887.08 is underdisclosed from calculated Finance Charge of $90,236.89 in the amount of $2,349.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
935225760	1	Fixed	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
842242968	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
878178588	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $121,161.58 is underdisclosed from calculated Finance Charge of $121,262.58 in the amount of $101.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
920501652	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $143,881.60 is underdisclosed from calculated Finance Charge of $144,674.34 in the amount of $792.74. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
469722036	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $128,113.77 is underdisclosed from calculated Finance Charge of $128,509.97 in the amount of $396.20. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
611985108	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
385635684	1	Fixed	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $129,865.21 is underdisclosed from calculated Finance Charge of $130,067.57 in the amount of $202.36. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
537505320	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/05/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
915923484	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
506207436	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 6.74900% is underdisclosed from calculated APR of 6.89099% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $137,576.94 is underdisclosed from calculated Finance Charge of $139,064.35 in the amount of $1,487.41. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
500949540	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $135,447.45 is underdisclosed from calculated Finance Charge of $135,622.96 in the amount of $175.51. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	No	No	N/A
527842733	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
701439312	1	ARM	Purchase	Investment	xx		*** (OPEN) Valuation Error: Appraiser's state certification or license number not provided.: Valuation Type: Appraisal / Valuation Report Date: 03/16/2004 - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
786625224	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
992382888	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
571111464	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
220151904	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.28800% is underdisclosed from calculated APR of 7.24391% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $124,976.27 is underdisclosed from calculated Finance Charge of $152,594.30 in the amount of $27,618.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
912334920	2	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
797824280	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
822270962	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/15/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $82,100.24 is underdisclosed from calculated Finance Charge of $82,477.71 in the amount of $377.47. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
597256297	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
725929512	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $121,925.48 is underdisclosed from calculated Finance Charge of $122,375.49 in the amount of $450.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
294931980	1	Fixed	Refinance	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
190883616	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/07/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
576715480	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
583996308	1	Fixed	Purchase	UTD	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
538544496	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/04/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $136,393.86 is underdisclosed from calculated Finance Charge of $138,674.36 in the amount of $2,280.50. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	C	C	C	C	Yes	No	No	N/A
291263448	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/20/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/20/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
260075928	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
935355708	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/20/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
348550524	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
882320461	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
522081084	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/13/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $170,026.99 is underdisclosed from calculated Finance Charge of $170,258.99 in the amount of $232.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
889504056	1	ARM	Purchase	Second Home	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
693052668	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2005. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
174518124	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
603698424	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
190630748	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
680707608	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
792875325	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/22/2007. - EV2
											Yes	RC	C	C	C	C	Yes	No	No	No
254917992	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/08/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
706097448	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
688284576	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/30/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
880317732	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/25/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
559566084	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
456107484	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
277451906	1	ARM	Refinance	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/06/2006. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
207277056	1	Fixed	Refinance	Investment	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
570871560	1	ARM	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $124,053.82 is underdisclosed from calculated Finance Charge of $126,071.77 in the amount of $2,017.95. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
647642028	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/06/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $103,656.25 is underdisclosed from calculated Finance Charge of $103,897.43 in the amount of $241.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
541983120	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
627732237	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
765583644	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
187405008	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
433686456	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
569142252				UTD				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
373080708	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
200849628	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
867342924	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $175,060.36 is underdisclosed from calculated Finance Charge of $175,465.02 in the amount of $404.66. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
271781244	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/20/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
969052224	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
679598052	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
274959972	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
283146696	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $147,839.40 is underdisclosed from calculated Finance Charge of $148,074.46 in the amount of $235.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
937264944	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/12/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
556767204	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/17/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/17/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
264686917	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
260455776	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
564853968	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
601929132	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
167083140	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/26/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/26/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
172261068	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
775449696	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
567552888	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
174055233	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
540803592	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
416893176	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/06/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
233876412	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/26/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
107307060	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
559343972	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $107,101.27 is underdisclosed from calculated Finance Charge of $107,652.81 in the amount of $551.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
731247384	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
126539364	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/05/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $173,360.94 is underdisclosed from calculated Finance Charge of $173,458.08 in the amount of $97.14. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
493172652	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $137,468.82 is underdisclosed from calculated Finance Charge of $138,106.83 in the amount of $638.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
622001100	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
670441716	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
546701232	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
702049068	1	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/23/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
119757605	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
960225756	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
223790448	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
503168652	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,179.71 is underdisclosed from calculated Finance Charge of $117,795.05 in the amount of $615.34. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
330093324	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/16/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
114744084	1	Fixed	Refinance	Second Home	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
468034842	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $106,830.12 is underdisclosed from calculated Finance Charge of $107,431.80 in the amount of $601.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
163014768	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
759436104	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/20/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
608526492	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/15/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
425499732	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/02/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $166,621.94 is underdisclosed from calculated Finance Charge of $166,727.30 in the amount of $105.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
704528076	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
577209024	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
504927948	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
573780396	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/12/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
240193884	1	ARM	Purchase	Second Home	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
152009172	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/21/2002. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
128918412	1	Fixed	Refinance	Second Home	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/16/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
917152992	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $166,464.59 is underdisclosed from calculated Finance Charge of $166,526.86 in the amount of $62.27. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
762594840	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Compliant: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower not in required format. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Timing: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower less than three (3) days prior to closing. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
752179008	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
307846812	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
354638088	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/13/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
199380216	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
244991964	1	ARM	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/14/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
990563616	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
925669584	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
467992728	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/05/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
776909112	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
180547752	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/03/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
841452755	1	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
585485712	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
257956776	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
786775164	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
799819944	1	Fixed	Purchase	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
257057136	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
912964668	1	Fixed	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
295441776	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
614304180	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
958326516	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
257456976	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
480457740	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 6.27100% is underdisclosed from calculated APR of 6.39908% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $172,579.78 is underdisclosed from calculated Finance Charge of $174,516.92 in the amount of $1,937.14. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
352329012	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $169,149.28 is underdisclosed from calculated Finance Charge of $169,360.74 in the amount of $211.46. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
541323384	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
881187384	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
356203298	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $142,907.76 is underdisclosed from calculated Finance Charge of $143,049.80 in the amount of $142.04. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
277788840	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
556387356	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
193082736	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
663624444	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
552079080	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
789004272	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/15/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
798040656	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/09/2003. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 5.71600% is underdisclosed from calculated APR of 5.98994% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $153,022.17 is underdisclosed from calculated Finance Charge of $157,108.50 in the amount of $4,086.33. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
955387692	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
382566912	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $152,101.74 is underdisclosed from calculated Finance Charge of $153,541.65 in the amount of $1,439.91. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
144072348	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/14/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
536576491	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
954608004	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
422271024	1	Fixed	Purchase	Second Home	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/02/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
113844444	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
581457324	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
919721964	1	ARM	Purchase	Second Home	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $205,947.39 is underdisclosed from calculated Finance Charge of $206,141.90 in the amount of $194.51. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
192263064	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $200,793.44 is underdisclosed from calculated Finance Charge of $201,107.96 in the amount of $314.52. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
214014360	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
371825641	1	Fixed	Purchase	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
770654170	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
328628496	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
217712880	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/21/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
446591292	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
862145004	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/24/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
667932720	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/04/2005. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
795081840	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
522580884	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
355817616	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
585495708	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
667632840	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/02/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
972290928	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
702388932	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
678648432	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
912954672	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
431347763	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
704568060	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
884416092	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2006. - EV2

*** (OPEN) Utah RMPA Compensation for Referral: Utah Residential Mortgage Practices Act: Evidence that lender received compensation or anything of value in exchange for referral of mortgage business. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
667892736	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
768812352	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
832077036	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/12/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
228698484	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
392542920	1	Fixed	Refinance	Primary	xx			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
722620836	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
800279760	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/01/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
106497384	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/28/2003. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
811655208	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
293342616	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
903458472	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/30/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
839414100	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
966203364	1	ARM	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
981767136	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $156,267.73 is underdisclosed from calculated Finance Charge of $157,229.89 in the amount of $962.16. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
414083456	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
915603612	1	Fixed	Refinance	Second Home	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/15/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
542982720	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/22/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
878798340	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/23/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
848410500	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/21/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
453398568	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
251449380	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
832926696	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
560804772	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/10/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RC	C	C	C	C	Yes	No	No	N/A
463444548	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $164,124.16 is underdisclosed from calculated Finance Charge of $164,349.36 in the amount of $225.20. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
497820792	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $176,426.50 is underdisclosed from calculated Finance Charge of $177,128.07 in the amount of $701.57. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
307656888	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
540783600	1	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
620251800	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $172,240.26 is underdisclosed from calculated Finance Charge of $173,568.95 in the amount of $1,328.69. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
903888300	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
269332224	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/08/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $177,130.08 is underdisclosed from calculated Finance Charge of $177,210.22 in the amount of $80.14. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	C	C	C	C	Yes	No	No	N/A
560725620	1	ARM	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $225,335.47 is underdisclosed from calculated Finance Charge of $225,809.72 in the amount of $474.25. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
767272968	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
639304176	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
905457672	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.11900% is underdisclosed from calculated APR of 6.44289% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $82,296.14 is underdisclosed from calculated Finance Charge of $147,491.47 in the amount of $65,195.33. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
695011884	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
902798736	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
196931196	1	Fixed	Refinance	Second Home	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $159,854.06 is underdisclosed from calculated Finance Charge of $159,969.06 in the amount of $115.00. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
856097424	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/24/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
639292643	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/06/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
690633636	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/19/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
509995920	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/07/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
754458096	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/25/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
670311768	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/04/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/07/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
618162636	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/21/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
338604504	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
291983791	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2003. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
139248934	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
606677232	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
863654400	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.47900% is underdisclosed from calculated APR of 6.82695% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $182,301.26 is underdisclosed from calculated Finance Charge of $196,424.52 in the amount of $14,123.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
962804724	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/12/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
754917912	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
975119796	1	ARM	Refinance	Primary	xx		*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
612444924	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
977248944	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/01/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
508009634	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $231,168.42 is underdisclosed from calculated Finance Charge of $231,668.43 in the amount of $500.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
337464960	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $171,870.30 is underdisclosed from calculated Finance Charge of $172,079.33 in the amount of $209.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
936035436	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
198350628	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/28/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
527313193	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
995471652	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $176,759.41 is underdisclosed from calculated Finance Charge of $176,874.20 in the amount of $114.79. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
600289788	1	ARM	Purchase	Second Home	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/02/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
996471252	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/06/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/06/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
490983528	1	Fixed	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
404488140	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/06/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
572530896	1	Fixed	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV3
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
806607228	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/22/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
116053560	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
887294940	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
698050668	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/07/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $172,857.73 is underdisclosed from calculated Finance Charge of $172,977.87 in the amount of $120.14. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
586575276	1	ARM	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
955397688	1	Fixed	Refinance	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
284985960	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
319872000	1	Fixed	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/30/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
192692892	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
838444488	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
525389760	1	ARM	Refinance	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
387624888	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
222700884	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
689074260	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/13/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
415223844	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/01/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
915983460	2	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/05/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
688563601	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/11/2006. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $192,450.47 is underdisclosed from calculated Finance Charge of $192,495.47 in the amount of $45.00. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
264284244	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $219,614.96 is underdisclosed from calculated Finance Charge of $219,714.96 in the amount of $100.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
835515660	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/22/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/22/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
930497652	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
470221836	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
618112656	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
240303840	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $426,663.29 is underdisclosed from calculated Finance Charge of $434,400.95 in the amount of $7,737.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
110015976	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.20900% is underdisclosed from calculated APR of 4.60848% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $182,250.13 is underdisclosed from calculated Finance Charge of $202,534.77 in the amount of $20,284.64. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
572320980	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
875459676	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
374062491	1	Fixed	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/14/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/30/2008. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
167852832	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/08/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
557566884	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
551999112	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $216,692.63 is underdisclosed from calculated Finance Charge of $217,232.23 in the amount of $539.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
949390092	1	ARM	Purchase	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
165163908	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
256977168	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
365412729	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
604388148	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
115465284	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
106227492	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
609236208	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/07/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $390,623.06 is underdisclosed from calculated Finance Charge of $390,868.10 in the amount of $245.04. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
643382544	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
458926356	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
699640032	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
680987496	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
740343744	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
332406984	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $359,281.69 is underdisclosed from calculated Finance Charge of $359,581.69 in the amount of $300.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
606077472	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
474470136	1	ARM	Purchase	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
719653077	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $380,623.00 is underdisclosed from calculated Finance Charge of $381,472.74 in the amount of $849.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
944901888	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/06/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $284,920.78 is underdisclosed from calculated Finance Charge of $286,159.21 in the amount of $1,238.43. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
354718056	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
501229428	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
943282536	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/30/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
276321485	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
433246632	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
222970776	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
350459760	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $400,633.22 is underdisclosed from calculated Finance Charge of $400,987.09 in the amount of $353.87. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
164784060	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
770871528	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $435,625.47 is underdisclosed from calculated Finance Charge of $446,007.64 in the amount of $10,382.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
166943196	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/13/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
805027860	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
765269296	1	ARM	Purchase	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
791053452	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $343,898.84 is underdisclosed from calculated Finance Charge of $344,248.85 in the amount of $350.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
802510566	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
125409816	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
389634084	1	ARM	Purchase	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
514264212	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
474690048	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
793592436	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
364564116	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
771961092	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/07/2004. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
699909924	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $385,599.70 is underdisclosed from calculated Finance Charge of $385,654.71 in the amount of $55.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
530287800	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/29/2000. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
904684396	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	No
911135400	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/14/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/14/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
898540440	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/03/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
404897976	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
489903960	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/05/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/05/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
650689620	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
657466908	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
514584084	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/31/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
670351752	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/19/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
993642384	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
210148862	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/10/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $96,370.44 is underdisclosed from calculated Finance Charge of $96,545.21 in the amount of $174.77. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
672310968	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
189114324	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
700469700	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2002. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.65400% is overdisclosed from calculated APR of 6.11399% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $401,844.46 is underdisclosed from calculated Finance Charge of $402,581.26 in the amount of $736.80. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
486975132	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/20/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
766993080	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/19/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
795371724	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
736695204	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
654108252	1	ARM	Purchase	Second Home	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/28/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
486965136	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $361,989.00 is underdisclosed from calculated Finance Charge of $364,610.83 in the amount of $2,621.83. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
205087932	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/09/2005. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
395331804	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/06/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/06/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
743582448	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $262,028.24 is underdisclosed from calculated Finance Charge of $268,751.31 in the amount of $6,723.07. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
552109068	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/9/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/9/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
636835760	1	ARM	Purchase	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
708586452	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $293,029.38 is underdisclosed from calculated Finance Charge of $293,800.39 in the amount of $771.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
402498936	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.86800% is underdisclosed from calculated APR of 9.25710% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $586,801.07 is underdisclosed from calculated Finance Charge of $623,182.33 in the amount of $36,381.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
154118328	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
421501332	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
599480112	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/19/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $429,126.70 is underdisclosed from calculated Finance Charge of $429,664.21 in the amount of $537.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
637304976	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
369712959	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
682197012	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
706297368	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
472500924	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/24/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
853168596	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/18/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
815273760	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
568849325	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
657137042	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
119422212	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
101389428	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
160155912	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
744212196	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $478,486.97 is underdisclosed from calculated Finance Charge of $478,536.98 in the amount of $50.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
858976272	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/09/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
330931458	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $559,445.48 is underdisclosed from calculated Finance Charge of $560,351.87 in the amount of $906.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
259826105	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
958496448	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
294002352	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/27/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
504268212	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/04/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
543512508	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
200949588	1	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/30/2004. - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
588994308	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $506,010.95 is underdisclosed from calculated Finance Charge of $509,409.03 in the amount of $3,398.08. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
131617332	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
751109436	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
908506452	1	ARM	Purchase	Second Home	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
552680898	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
877139004	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $511,406.88 is underdisclosed from calculated Finance Charge of $511,646.88 in the amount of $240.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
518092680	1	Fixed	Refinance	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
863474472	1	Fixed	Construction-Permanent	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $636,527.12 is underdisclosed from calculated Finance Charge of $636,668.40 in the amount of $141.28. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
463011516	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
801509268	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
464883972	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
413874384	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
351909180	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/11/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/11/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
620441724	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/18/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	C	C	C	C	Yes	No	No	No
358036728	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
955327716	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/08/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
908316528	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
105385764	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/07/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $392,024.67 is underdisclosed from calculated Finance Charge of $392,109.67 in the amount of $85.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
315263844	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/26/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $499,242.20 is underdisclosed from calculated Finance Charge of $499,321.98 in the amount of $79.78. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
842892708	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
167223084	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
574730016	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $590,970.72 is underdisclosed from calculated Finance Charge of $591,460.73 in the amount of $490.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
166593336	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/29/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
359875992	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
508846380	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/27/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
890533644	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/09/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/09/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
108536568	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/18/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
675169824	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
917772744	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $300,096.64 is underdisclosed from calculated Finance Charge of $305,957.51 in the amount of $5,860.87. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
795631620	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
454978029	1	ARM	Purchase	Second Home	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $369,709.88 is underdisclosed from calculated Finance Charge of $378,331.25 in the amount of $8,621.37. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
958586412	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $525,255.76 is underdisclosed from calculated Finance Charge of $525,335.81 in the amount of $80.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
930937476	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/07/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
328768440	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
783093795	1	ARM	Construction-Permanent	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $406,353.54 is underdisclosed from calculated Finance Charge of $422,537.16 in the amount of $16,183.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
830662921	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
531247416	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
669722004	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
979158180	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
482676852	1	ARM	Refinance	Primary	xx			2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
502158217	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
647021088	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
962924676	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/17/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
890203776	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
572201028	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $508,634.45 is underdisclosed from calculated Finance Charge of $516,532.55 in the amount of $7,898.10. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
839544048	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
880047824	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/27/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
185455788	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
750519672	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
494572092	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/28/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
201269460	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/02/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $574,370.94 is underdisclosed from calculated Finance Charge of $576,198.68 in the amount of $1,827.74. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
986645184	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/03/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
941883096	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
387944760	1	ARM	Refinance	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
601729212	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/21/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $519,600.24 is underdisclosed from calculated Finance Charge of $519,652.03 in the amount of $51.79. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
390633684	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
113623763	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
133836444	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
411055512	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/07/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $510,443.60 is underdisclosed from calculated Finance Charge of $521,690.13 in the amount of $11,246.53. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
696115937	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/17/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/09/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
130378226	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $438,324.20 is underdisclosed from calculated Finance Charge of $438,600.42 in the amount of $276.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
800179800	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
938354508	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/16/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $570,759.84 is underdisclosed from calculated Finance Charge of $579,211.85 in the amount of $8,452.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
729176580	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
822300948					xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
638484504	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
317962764	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
825939492	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
717606890	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
475646523	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
482736828	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
511189613	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
355107900	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/07/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/07/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
447271020	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	Yes	N/A	N/A	No
642013092	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
167079000	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $467,204.53 is underdisclosed from calculated Finance Charge of $467,303.72 in the amount of $99.19. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
268052736	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $611,654.69 is underdisclosed from calculated Finance Charge of $616,370.59 in the amount of $4,715.90. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
407736840	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
699919920	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
352019085	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
782546856	2	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Note Error: Grace period is blank. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
381954463	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/02/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
303738456	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
842352924	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
559756008	2	ARM		UTD	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
244822032	2	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
377099100	2	ARM			xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
232496964	2	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
114202605	2	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/26/2007. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
985705560	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/16/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
477678852	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/22/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
448920360	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
706207404	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/19/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
585005904	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
610935528	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/17/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
409416168	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/16/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $421,447.70 is underdisclosed from calculated Finance Charge of $421,549.41 in the amount of $101.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
148370475	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
919961868	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/17/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $463,470.54 is underdisclosed from calculated Finance Charge of $463,972.72 in the amount of $502.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
185736155	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
625859556	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/08/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
485965536	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
860195784	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
649180224	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
815543652	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
377738844	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/2002. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
666633240	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
976189368	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
905473228	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Minnesota Financed Fees: Minnesota Residential Originator and Servicer Licensing Act: Financed Fees on subject loan in excess of 5% of Total Loan Amount. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
963594408	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
134086344	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/15/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
112904820	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
168172704	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $338,251.00 is underdisclosed from calculated Finance Charge of $338,326.16 in the amount of $75.16. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
874959876	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
903808332	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/25/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
355977552	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
150039960	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $382,148.05 is underdisclosed from calculated Finance Charge of $382,442.49 in the amount of $294.44. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
333206664	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
521071488	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/26/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
517412952	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/10/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
945151788	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $472,631.90 is underdisclosed from calculated Finance Charge of $475,030.28 in the amount of $2,398.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
724620036	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
771071448	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
135137695	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $438,427.84 is underdisclosed from calculated Finance Charge of $439,121.74 in the amount of $693.90. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
530341614	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/29/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
907129410	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
324260244	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
324929976	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
843432492	1	ARM	Purchase	Primary	xx			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
108636528	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
268160882	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/25/2006. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
289774044	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
642440667	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
365373792	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
909446076	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/11/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
167502972	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
303888396	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
564823980	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
929408088	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/11/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
909096216	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
314284236	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
349670076	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/11/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
812994672	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
324400188	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $554,007.63 is underdisclosed from calculated Finance Charge of $554,130.09 in the amount of $122.46. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
644382144	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
343122696	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/07/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
853208580	1	ARM	Purchase	Primary	xx		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004C/70B used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 04/29/2004 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.89000% is underdisclosed from calculated APR of 5.21793% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $303,680.13 is underdisclosed from calculated Finance Charge of $327,442.50 in the amount of $23,762.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
817003068	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
796261368	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
901897260	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
358496544	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
189963984	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
950069820	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
871361316	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
743936138	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
122890824	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/08/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/08/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $304,073.44 is underdisclosed from calculated Finance Charge of $304,176.80 in the amount of $103.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
301869204	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
447021120	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/11/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $461,299.75 is underdisclosed from calculated Finance Charge of $461,346.46 in the amount of $46.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
166113528	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $532,976.29 is underdisclosed from calculated Finance Charge of $533,427.22 in the amount of $450.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
794851932	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
509646060	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/31/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
449340192	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
712691452	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/27/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
971211360	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
948150588	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
627678828	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/09/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/09/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
415593696	1	ARM	Refinance	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/05/2006. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
227608920	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $552,881.20 is underdisclosed from calculated Finance Charge of $553,081.19 in the amount of $199.99. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
308876400	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $488,284.71 is underdisclosed from calculated Finance Charge of $490,002.03 in the amount of $1,717.32. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
398720448	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
243122712	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
516143460	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/15/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
900329724	1	ARM	Refinance	Second Home	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $318,518.47 is underdisclosed from calculated Finance Charge of $318,706.80 in the amount of $188.33. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
946891092	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
747560856	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $559,597.63 is underdisclosed from calculated Finance Charge of $559,669.74 in the amount of $72.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
833031243	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/07/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
932736756	1	ARM	Purchase	Primary	xx			3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
204698088	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
973730352	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
853448484	1	ARM	Refinance	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/06/2007. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
764863932	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/06/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/06/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
959606004	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/23/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
574530096	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
955057824	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/05/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
659636040	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/14/2007. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
410155872	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/15/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
902160864	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
121801260	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/15/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
764713992	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/02/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
755987484	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/19/2008. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
537135060	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/18/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
473580492	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
886595220	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
533279648	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/13/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $626,327.74 is underdisclosed from calculated Finance Charge of $634,930.08 in the amount of $8,602.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
520208227	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
630787584	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
150599736	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/09/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681057468	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
740583648	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/13/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/13/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
403308612	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
744162216	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/14/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $410,373.52 is underdisclosed from calculated Finance Charge of $410,473.53 in the amount of $100.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
747210996	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
555967524	1	ARM	Refinance	Second Home	xx			3
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
124650120	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/18/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
784935900	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
485705640	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/09/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
886505256	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
629318172	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
737165016	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
281327424	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
657857585	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/30/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
630567672	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $666,720.58 is underdisclosed from calculated Finance Charge of $667,150.59 in the amount of $430.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
800859528	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
904787940	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/19/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
907456872	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
354618096	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/15/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
237864816	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/04/2007. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 7.25000% is underdisclosed from calculated APR of 7.37557% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $607,409.82 is underdisclosed from calculated Finance Charge of $612,569.96 in the amount of $5,160.14. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	C	C	C	C	Yes	No	No	No
386565312	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/28/2003. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
570301788	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
817692792	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
952378896	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
385815612	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
549080280	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
941163384	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/07/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $701,561.49 is underdisclosed from calculated Finance Charge of $702,004.99 in the amount of $443.50. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
692642832	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
330077916	1	ARM	Purchase	Primary	xx		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
782523170	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
965593608	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $695,330.26 is underdisclosed from calculated Finance Charge of $705,394.97 in the amount of $10,064.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
159446196	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
399690060	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $389,132.29 is underdisclosed from calculated Finance Charge of $389,652.31 in the amount of $520.02. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
431907168	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/30/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
193612524	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
965183772	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
194012364	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/19/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
783796356	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/05/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
664594056	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
494432148	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $635,268.04 is underdisclosed from calculated Finance Charge of $636,216.38 in the amount of $948.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
221021556	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/18/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
815603628	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/27/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
775889520	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
426059508	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
884859514	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/03/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
824490072	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/01/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
456167460	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/22/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
356153083	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/08/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
146061552	1	ARM	Refinance	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/05/2007. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
417832800	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3		Yes	RC	C	C	C	C	Yes	No	No	N/A
438584496	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/25/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
342822816	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/06/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
887994660	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
366943164	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
922031040	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/13/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
149410212	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/14/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/14/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
538354572	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
508283534	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.86700% is underdisclosed from calculated APR of 6.53578% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $575,370.35 is underdisclosed from calculated Finance Charge of $664,278.56 in the amount of $88,908.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
248440584	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2003. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
490281913	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $774,605.35 is underdisclosed from calculated Finance Charge of $775,355.35 in the amount of $750.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
147141120	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/18/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
903898296	1	ARM	Refinance	Investment	xx			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
868342431	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
196500425	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/23/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
476329392	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
713850049	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
625209816	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
899839920	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $753,031.38 is underdisclosed from calculated Finance Charge of $753,106.38 in the amount of $75.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
973270536	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/05/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/05/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
698870340	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $956,111.53 is underdisclosed from calculated Finance Charge of $967,076.56 in the amount of $10,965.03. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
516113472	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
608736408	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
644292180	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
199959984	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $653,978.25 is underdisclosed from calculated Finance Charge of $654,039.13 in the amount of $60.88. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
804827940	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $638,358.78 is underdisclosed from calculated Finance Charge of $638,616.58 in the amount of $257.80. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
559795992	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/09/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
174370224	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
810785556	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $724,219.09 is underdisclosed from calculated Finance Charge of $724,469.09 in the amount of $250.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
390613692	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
131157516	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
206897208	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
670401732	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
155427804	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/29/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
559915944	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
680287776	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/25/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
430847592	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
235885608	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $880,407.81 is underdisclosed from calculated Finance Charge of $880,541.33 in the amount of $133.52. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
916053432	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $437,995.14 is underdisclosed from calculated Finance Charge of $438,667.65 in the amount of $672.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
864434088	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
715953504	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/21/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
845181792	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $750,890.51 is underdisclosed from calculated Finance Charge of $751,449.34 in the amount of $558.83. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
812424900	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $436,042.60 is underdisclosed from calculated Finance Charge of $456,423.24 in the amount of $20,380.64. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
673783957	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
162165108	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/06/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $810,232.76 is underdisclosed from calculated Finance Charge of $810,432.22 in the amount of $199.46. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
480057900	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/05/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
567712824	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/08/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
632027088	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/21/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
818492472	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/17/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $735,731.44 is underdisclosed from calculated Finance Charge of $735,931.17 in the amount of $199.73. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
831767160	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $977,879.03 is underdisclosed from calculated Finance Charge of $977,999.03 in the amount of $120.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
159376224	1	ARM	Purchase	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
245731668	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/09/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
958946268	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
493332588	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
540983520	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
994552020	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
843042648	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/26/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
883436484	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $937,892.69 is underdisclosed from calculated Finance Charge of $938,398.70 in the amount of $506.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
567642852	1	Fixed	Construction-Permanent	Primary	xx			3
*** (OPEN) Minnesota Subprime Threshold Test: Minnesota Subprime Loan: APR on subject loan of 7.84008% or Final Disclosure APR of 7.88100% is in excess of allowable threshold of USTreasury 4.7200% + 3%, or 7.72000%.  Compliant Subprime Loan. - EV3

Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
457416960	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
498020712	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/15/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
729500695	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/25/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
195841632	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2008. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
749360136	1	ARM	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
546741216	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
232047144	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
452768820	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/27/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
898530444	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
766223388	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/23/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
940723560	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,055,057.92 is underdisclosed from calculated Finance Charge of $1,055,342.92 in the amount of $285.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
240570935	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/02/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
339184272	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
950999448	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
722900724	1	ARM	Refinance	Second Home	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/04/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/04/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
177448992	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.87600% is underdisclosed from calculated APR of 7.17976% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $954,808.64 is underdisclosed from calculated Finance Charge of $1,015,056.84 in the amount of $60,248.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
810587877	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/19/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
943532436	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
827618820	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/07/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/13/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $607,465.69 is underdisclosed from calculated Finance Charge of $607,655.70 in the amount of $190.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
778128624	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
343712460	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/28/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
237454980	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/12/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
984306120	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
234906000	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/26/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
954528036	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $530,465.45 is underdisclosed from calculated Finance Charge of $543,300.39 in the amount of $12,834.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
447261024	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/11/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/11/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $978,008.04 is underdisclosed from calculated Finance Charge of $978,309.33 in the amount of $301.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
340473756	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
150259872	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/05/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $760,334.45 is underdisclosed from calculated Finance Charge of $761,321.78 in the amount of $987.33. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
760745580	1	ARM	Refinance	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/14/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,113,933.30 is underdisclosed from calculated Finance Charge of $1,115,504.21 in the amount of $1,570.91. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
652288980	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
869322132	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Miscellaneous Compliance:  Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
535226164	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
293712468	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
383396580	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/20/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
662195016	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
240163896	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
137315052	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/03/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
790603632	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/08/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
981757140	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/22/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
242041778	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
817572840	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
691675105	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
381287424	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
852988668	1	ARM	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
750679608	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
936155388	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/01/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
863934288	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,171,760.22 is underdisclosed from calculated Finance Charge of $1,171,802.23 in the amount of $42.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
565363764	1	Fixed	Purchase	Second Home	xx			3	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3 *** (OPEN) Initial GFE not provided - EV2		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
857546844	1	ARM	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
689324160	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
243002760	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
695741592	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/10/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
569811984	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
324360204	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
123940404	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
652758792	1	ARM	Refinance	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,252,891.85 is underdisclosed from calculated Finance Charge of $1,254,991.85 in the amount of $2,100.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
904767948	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/13/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
722970696	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/12/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,061,443.82 is underdisclosed from calculated Finance Charge of $1,082,328.68 in the amount of $20,884.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
847220976	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/19/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
653958312	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CHL Tangible Net Benefit: South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,034,610.46 is underdisclosed from calculated Finance Charge of $1,035,010.47 in the amount of $400.01. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
670981500	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/10/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/28/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
661415328	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
152988780	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
101969196	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/09/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,658,381.97 is underdisclosed from calculated Finance Charge of $1,658,421.93 in the amount of $39.96. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
255177888	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
536735220	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/11/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2007. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
355987548	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/05/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
761585244	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
840433692	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/05/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $2,004,226.20 is underdisclosed from calculated Finance Charge of $2,005,053.74 in the amount of $827.54. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
889953876	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
264514152	1	ARM	Purchase	Second Home	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
153918408	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
394552116	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $187,293.76 is underdisclosed from calculated Finance Charge of $187,365.77 in the amount of $72.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
614364156	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
945431676	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/25/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
400029924	1	Fixed	Purchase	UTD	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/28/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/28/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
256347420	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $209,336.38 is underdisclosed from calculated Finance Charge of $210,344.45 in the amount of $1,008.07. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
134286264	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/26/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/26/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
669302172	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
160785660	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Missing evidence of UFMIP amount. Unable to complete testing. - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/07/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/07/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
155357832	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/31/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/29/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) RESPA Question Affiliated Business Arrangement: Unable to determine if an Affiliated Business Arrangement exists due to missing information. - EV1
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
245326752	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $297,416.78 is underdisclosed from calculated Finance Charge of $298,345.76 in the amount of $928.98. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
649240200	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $299,021.06 is underdisclosed from calculated Finance Charge of $299,977.42 in the amount of $956.36. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
825149808	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/09/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/09/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
646721208	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/29/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/29/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
614943924	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
548860368	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $272,158.96 is underdisclosed from calculated Finance Charge of $272,645.22 in the amount of $486.26. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
659875944	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
614758507	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
972111000	1	Fixed		Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
267123108	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
890923488	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/1991 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/1991. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
939094212	1	Fixed	Purchase	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/22/1998. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
661385340	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/17/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/17/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
134686104	1	Fixed	Refinance	UTD	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/04/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/04/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
566343372	1	ARM	UTD	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/07/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
352648884	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/06/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/06/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
696241392	1	Fixed	Purchase	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/06/1999. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	C	C	C	C	No	N/A	N/A	N/A
685365744	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/10/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/10/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
973440468	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/25/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/25/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
685305768	1	ARM			xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
289494156	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/07/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/07/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
411075504	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $201,739.59 is underdisclosed from calculated Finance Charge of $202,193.06 in the amount of $453.47. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
305027940	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $300,831.47 is underdisclosed from calculated Finance Charge of $302,338.39 in the amount of $1,506.92. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
750499680	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/03/1989 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/03/1989.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
771471288	1	Fixed	Refinance	Primary	xx		*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/1998. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
722400924	1	Fixed	UTD	UTD	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/29/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
244442184	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Property Type Missing: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/10/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/10/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
528058692	1	ARM		UTD	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
162375024	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/28/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
668006493	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/21/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
351719256	1	Fixed	Refinance	UTD	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Construction Status Missing: Construction Status for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/21/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/21/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
681717204	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/03/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/03/1999. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $427,250.48 is underdisclosed from calculated Finance Charge of $428,075.48 in the amount of $825.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
168452592	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/29/1979 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/29/1979.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
263744460	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
712494888	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/21/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/21/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
887996615	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/15/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/15/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
568372560	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/12/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/12/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
557646852	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/20/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/20/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
212057945	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/18/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/18/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
229408200	1	Fixed	UTD	UTD	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/22/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/22/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
235805640	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $130,633.65 is underdisclosed from calculated Finance Charge of $131,672.66 in the amount of $1,039.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
401530096	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/30/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
809226180	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/28/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/28/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
223270656	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $201,118.41 is underdisclosed from calculated Finance Charge of $202,271.51 in the amount of $1,153.10. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
498760416	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/14/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/14/1998. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
339284232	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
160915608	1	Fixed	UTD	Primary	xx		*** (OPEN) The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/18/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
980097804	1	Fixed	Refinance	Second Home	xx			2
*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
597910740	1	Fixed	Refinance	Second Home	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Timing Test: RESPA: Initial escrow account statement was not provided to the borrower at closing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
535505712	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $115,370.27 is underdisclosed from calculated Finance Charge of $116,285.09 in the amount of $914.82. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
318942372	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
635315772	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/25/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/25/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
756987084	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3	*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
198410604	1	ARM	UTD	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/06/1991 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/06/1991.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
560575680	1	Fixed	Refinance	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Property Type Missing: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/07/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/07/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
468222636	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
656907132	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
867782748	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
492742824	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $182,614.47 is underdisclosed from calculated Finance Charge of $183,534.74 in the amount of $920.27. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
963774336	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/29/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/29/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
962254944	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/13/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/13/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
415763628	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $105,873.89 is underdisclosed from calculated Finance Charge of $106,115.81 in the amount of $241.92. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
261685284	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
521601276	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 6.16700% is underdisclosed from calculated APR of 6.44735% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $48,881.60 is underdisclosed from calculated Finance Charge of $50,339.83 in the amount of $1,458.23. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	No
715513680	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/5/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/5/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
888074628	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/2/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/2/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
135455796	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
758276568	2	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/11/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
361245444	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/05/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
341003544	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/16/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/16/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
102439008	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
208301863	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/23/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
379148280	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
664644036	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
104058262	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
626359356	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/17/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
403658472	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/05/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
966333312	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
340373796	2	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
765093840	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2001. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
295851612	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/31/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891023448	1	ARM	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $75,273.01 is underdisclosed from calculated Finance Charge of $75,574.88 in the amount of $301.87. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
967182972	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/21/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
827228976	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $69,339.92 is underdisclosed from calculated Finance Charge of $69,720.48 in the amount of $380.56. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
539544096	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/02/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/02/2001. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
350493396	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/01/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
254188284	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $65,931.28 is underdisclosed from calculated Finance Charge of $66,372.82 in the amount of $441.54. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
582876756	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/03/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
205387812	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
174320244	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
123062357	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/1992 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/22/1992.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
861635208	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $107,742.36 is underdisclosed from calculated Finance Charge of $108,552.30 in the amount of $809.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
822530856	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/07/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/07/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
141213492	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/18/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
827808744	1	Fixed	Refinance	Second Home	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891233364	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/21/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $80,050.20 is underdisclosed from calculated Finance Charge of $80,375.07 in the amount of $324.87. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
409945956	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $46,428.78 is underdisclosed from calculated Finance Charge of $46,578.79 in the amount of $150.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
493892364	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $44,435.26 is underdisclosed from calculated Finance Charge of $44,653.69 in the amount of $218.43. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
968192568	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
439980145	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/23/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/23/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
203198688	2	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
289933980	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
860645604	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
230667696	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
308786436	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Compliant: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
244042344	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
197071140	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $32,025.34 is underdisclosed from calculated Finance Charge of $32,275.12 in the amount of $249.78. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
579418140	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
545281800	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $68,512.68 is underdisclosed from calculated Finance Charge of $68,704.37 in the amount of $191.69. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
499190244	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $40,059.01 is underdisclosed from calculated Finance Charge of $40,228.99 in the amount of $169.98. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
581577276	1	Fixed	Refinance	Second Home	xx			3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $62,527.76 is underdisclosed from calculated Finance Charge of $62,779.41 in the amount of $251.65. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
310965564	2	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
793582440	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/15/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
631128597	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
245291844	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
862085028	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RD	C	C	C	C	Yes	No	No	No
753228588	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
138574548	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $34,692.47 is underdisclosed from calculated Finance Charge of $35,015.90 in the amount of $323.43. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
720771576	2	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
423250632	2	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
222281052	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/2000. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $137,107.76 is underdisclosed from calculated Finance Charge of $137,633.02 in the amount of $525.26. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
965583612	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/25/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2001. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
334246248	1	Fixed	Purchase	Investment	xx			3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV3
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
731957100	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
716143428	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
808256568	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/28/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
177588936	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
872021052	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
674260188	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
987045024	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
707246988	2	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
364704060	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
634396140	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/27/1996, prior to three (3) business days from transaction date of 11/23/1996. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
803228580	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
481069743	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
319012344	1	ARM	Purchase	Investment	xx		*** (OPEN) Title: Evidence of title is missing - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
775779564	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
466933152	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
754867932	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
986775132	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
900429684	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
773800356	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/07/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/07/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
987694764	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
461765220	1	Fixed	Refinance	Primary	xx		*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/15/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/15/1998. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
379388184	2	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
312355008	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
244411926	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
747400920	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
193542552	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
411625284	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891273348	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
880307736	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/22/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
989564016	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
144772068	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
416103492	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $67,444.08 is underdisclosed from calculated Finance Charge of $67,716.14 in the amount of $272.06. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
588134652	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/23/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
556807188	1	Fixed	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
696001488	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/15/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
421891176	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
369752040	1	Fixed	Purchase	Primary	xx			3	*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3		Yes	RD	C	C	C	C	No	N/A	N/A	N/A
642922728	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
440137214	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	No
647031084	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/05/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
556897152	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
684556068	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/20/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/20/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
608346564	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/06/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
507946740	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
205677696	2	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $61,757.48 is underdisclosed from calculated Finance Charge of $62,674.04 in the amount of $916.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
633996300	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
859476072	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/24/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/24/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
242193084	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
397101133	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/05/2005. - EV2
											Yes	RD	C	C	C	C	Yes	No	No	No
124959996	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/18/1998. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
461785212	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/29/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
405137880	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $61,418.23 is underdisclosed from calculated Finance Charge of $61,558.23 in the amount of $140.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
721701204	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
614853960	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $93,987.48 is underdisclosed from calculated Finance Charge of $94,485.84 in the amount of $498.36. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
447350988	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
315103908	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/03/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
864729690	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
											Yes	RD	C	C	C	C	Yes	No	No	N/A
328928376	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/09/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
663814368	1	Fixed	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/23/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
352339008	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
905137800	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/08/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/08/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
343234133	2	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
857616816	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/29/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
522960732	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/07/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/07/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A